UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 90.0% of Net Assets

Non-Convertible Bonds – 80.6%

	ABS Car Loan – 0.1%
$10,423,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.401%, 8/20/2013, 144A(b)	$10,027,702
5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	5,722,290

		15,749,992

	Aerospace & Defense – 0.1%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	1,542,727
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,390,720

		14,933,447

	Airlines – 2.2%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	54,150,156
405,876	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	407,905
1,666,762	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	1,966,779
166,708	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	173,376
8,216,348	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	8,586,084
2,754,751	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	2,727,203
4,047,298	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	4,016,943
10,992,850	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	10,992,850
6,524,279	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	6,556,900
2,527,025	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,855,539
2,365,219	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,637,219
3,452,515	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,469,777
2,741,509	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,920,831
3,618,639	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	3,609,593
17,074,761	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	18,013,873
26,253,528	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	26,778,598
24,408,795	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	27,948,070
28,806,593	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	32,119,351

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$2,825,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	$3,075,719
2,000,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	2,065,000
2,996,715	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	3,176,518
4,885,290	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	4,982,996
35,435,230	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	36,675,463
9,017,945	Delta Air Lines, Inc., Series 2009-1, Series B, 9.750%, 12/17/2016	9,874,650
3,580,796	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,652,412
26,198,659	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	27,115,612
2,000,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	2,095,462
44,235,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	47,071,392
27,490,267	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	27,558,992
15,845,464	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	18,301,511
27,843,000	US Airways Pass Through Trust, Series 2010-1, Class B, 8.500%, 10/22/2018	27,843,000

		423,419,774

	Automotive – 1.9%
385,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	402,806
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,308,320
3,000,000	Cummins, Inc., 7.125%, 3/01/2028	3,273,504
9,800,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	13,423,133
6,550,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	9,146,639
8,550,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	13,363,624
2,590,000	Ford Motor Co., 6.375%, 2/01/2029	2,466,975
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,702,385
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,509,300
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	62,839,125
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	2,706,400
122,204,000	Ford Motor Co., 7.450%, 7/16/2031	130,911,035
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,595,800

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$67,840,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	$72,901,678
7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	7,928,145
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,708,745
14,150,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	16,131,000
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	3,986,750
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	7,168,000

		361,473,364

	Banking – 6.1%
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A(c)	119,399,494
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	36,147,102
35,170,000	BAC Capital Trust VI, 5.625%, 3/08/2035	29,782,835
2,682,000	Bank of America Corp., 5.420%, 3/15/2017	2,657,728
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	7,639,957
12,823,000	Bank of America NA, 5.300%, 3/15/2017	12,995,251
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	76,139,127
3,260,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	3,347,948
1,445,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	1,568,082
274,980,870,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A, (IDR)	29,793,155
66,710,000	Citigroup, Inc., 5.000%, 9/15/2014	69,010,027
1,445,000	Citigroup, Inc., 5.850%, 12/11/2034	1,410,609
33,485,000	Citigroup, Inc., 5.875%, 2/22/2033	31,128,024
15,880,000	Citigroup, Inc., 6.000%, 10/31/2033	14,866,014
43,650,000	Citigroup, Inc., 6.125%, 5/15/2018	47,819,754
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	8,437,013
72,120,000	Citigroup, Inc., 6.375%, 8/12/2014	79,707,529
4,900,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	5,994,496
87,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	93,737,889
14,370,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	14,964,372

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	$884,112
54,175,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	55,388,303
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,200,613
4,680,000	HBOS PLC, 6.000%, 11/01/2033, 144A	3,489,703
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,376,603
250,225,920,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A, (IDR)	27,469,307
599,419,948,660	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	62,330,361
748,342,518,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A, (IDR)	82,151,563
80,020,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	73,620,961
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	4,841,217
6,110,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,515,350
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	59,877,109
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	5,802,249
8,660,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	9,477,140
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,359,624
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,082,824
22,191,000	Morgan Stanley, 4.750%, 4/01/2014	22,724,183
15,100,000	Morgan Stanley, 5.500%, 7/24/2020	15,255,138
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	9,788,957
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	12,691,797
4,400,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	4,583,920
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,247,422
7,500,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	11,679,505

		1,184,384,367

	Brokerage – 0.0%
1,295,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,160,058
4,860,000	Jefferies Group, Inc., 8.500%, 7/15/2019	5,556,832

		6,716,890

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 0.8%
$4,805,000	Masco Corp., 4.800%, 6/15/2015	$4,730,676
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,273,686
19,873,000	Masco Corp., 6.125%, 10/03/2016	20,309,610
2,900,000	Masco Corp., 6.500%, 8/15/2032	2,551,916
26,195,000	Owens Corning, Inc., 6.500%, 12/01/2016	27,743,675
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	52,731,317
35,870,000	USG Corp., 6.300%, 11/15/2016	31,386,250
17,605,000	USG Corp., 9.750%, 1/15/2018	17,076,850

		159,803,980

	Chemicals – 0.7%
51,205,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	61,764,188
19,619,000	Hercules, Inc., 6.500%, 6/30/2029	15,204,725
2,550,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	2,725,313
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	10,165,379
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	25,153,740
2,886,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	2,647,905
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	10,372,337
1,025,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	1,169,701

		129,203,288

	Collateralized Mortgage Obligations – 0.2%
2,247,735	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.760%, 4/25/2037(b)	1,620,401
10,168,621	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.904%, 7/25/2047(b)	6,441,923
31,284,693	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.860%, 4/25/2035(b)	29,573,796

		37,636,120

	Commercial Mortgage-Backed Securities – 0.0%
5,028,122	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.908%, 4/25/2035(b)	4,400,185

	Construction Machinery – 0.5%
70,082,000	Case New Holland, Inc., 7.750%, 9/01/2013	75,338,150
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	1,949,531

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – continued
$2,345,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	$2,462,250
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	24,758,912

		104,508,843

	Consumer Cyclical Services – 0.6%
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	905,000
6,175,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,970,875
108,355,000	Western Union Co. (The), 6.200%, 11/17/2036	107,106,750
1,575,000	Western Union Co. (The), 6.200%, 6/21/2040	1,558,126

		114,540,751

	Consumer Products – 0.1%
695,000	Acco Brands Corp., 7.625%, 8/15/2015	695,000
7,210,000	Snap-on, Inc., 6.700%, 3/01/2019	8,229,141

		8,924,141

	Distributors – 0.0%
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,065,223
3,805,000	ONEOK, Inc., 6.000%, 6/15/2035	3,685,976

		5,751,199

	Diversified Manufacturing – 0.4%
1,435,000	Textron Financial Corp., 5.400%, 4/28/2013	1,487,089
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	564,619
19,900,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	26,356,893
7,145,000	Textron, Inc., 5.600%, 12/01/2017	7,503,472
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	35,920,179

		71,832,252

	Electric – 3.1%
4,875,000	AES Corp. (The), 7.750%, 3/01/2014	5,204,063
2,090,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)(c)	3,256,562
12,522,044	AES Ironwood LLC, 8.857%, 11/30/2025	12,459,434
1,452,745	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,445,482
75,513,000	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	80,539,145

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$3,105,000	Ameren Illinois Co., 6.250%, 4/01/2018	$3,426,591
94,196,017	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	99,974,284
4,541,440	CE Generation LLC, 7.416%, 12/15/2018	4,658,446
62,180,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	59,406,088
134,000	Commonwealth Edison Co., 4.750%, 12/01/2011(c)	133,924
5,295,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	3,362,325
11,835,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	6,982,650
3,504,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	2,338,920
23,200,000	Edison Mission Energy, 7.625%, 5/15/2027	16,762,000
11,581,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	12,832,860
7,425,000	Energy Future Holdings Corp., 10.000%, 1/15/2020, 144A	7,638,640
4,250,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	4,790,961
25,460,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	28,462,701
37,955,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	39,041,955
23,775,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	9,510,000
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	63,198,664
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,428,896
721,039	Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	721,436
4,882,500	Quezon Power Philippines Co., 8.860%, 6/15/2017	5,090,006
557,391	Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011	563,689
206,251	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	220,523
70,980,000	TXU Corp., Series P, 5.550%, 11/15/2014	43,120,350
140,586,000	TXU Corp., Series Q, 6.500%, 11/15/2024	52,016,820
9,406,000	TXU Corp., Series R, 6.550%, 11/15/2034	3,339,130
9,175,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	9,238,032
14,695,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	13,707,496
5,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	4,437,950

		599,310,023

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Entertainment – 0.0%
$10,000	Time Warner, Inc., 7.625%, 4/15/2031	$12,157

	Financial Other – 0.2%
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	45,036,697

	Food & Beverage – 0.2%
2,115,000	ARAMARK Corp., 5.000%, 6/01/2012	2,136,150
31,590,000	Corn Products International, Inc., 6.625%, 4/15/2037	33,021,406

		35,157,556

	Government Owned - No Guarantee – 0.3%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	31,738,096
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	16,666,500

		48,404,596

	Health Insurance – 0.1%
20,530,000	CIGNA Corp., 6.150%, 11/15/2036	21,208,106

	Healthcare – 2.2%
7,100,000	Boston Scientific Corp., 5.125%, 1/12/2017	7,086,865
3,725,000	Boston Scientific Corp., 5.450%, 6/15/2014	3,953,402
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	16,063,369
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	7,739,411
22,142,000	Boston Scientific Corp., 7.000%, 11/15/2035	22,191,222
13,400,000	HCA, Inc., 5.750%, 3/15/2014	13,199,000
7,800,000	HCA, Inc., 6.250%, 2/15/2013	7,956,000
17,380,000	HCA, Inc., 6.375%, 1/15/2015	17,075,850
63,735,000	HCA, Inc., 6.500%, 2/15/2016	62,300,962
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,128,738
27,204,000	HCA, Inc., 7.050%, 12/01/2027	23,735,490
20,287,000	HCA, Inc., 7.190%, 11/15/2015	19,881,260
27,148,000	HCA, Inc., 7.500%, 12/15/2023	24,908,290
25,820,000	HCA, Inc., 7.500%, 11/06/2033	23,754,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$70,501,000	HCA, Inc., 7.690%, 6/15/2025	$67,680,960
44,984,000	HCA, Inc., 8.360%, 4/15/2024	44,196,780
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	20,115,270
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	11,481,435
4,710,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	4,795,199
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	27,358,400
560,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	596,400

		429,198,703

	Home Construction – 0.6%
6,430,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	4,918,950
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	13,729,875
6,249,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	5,155,425
4,050,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	3,351,375
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,175,625
2,865,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	2,478,225
1,690,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	1,656,200
895,000	KB Home, 5.875%, 1/15/2015	872,625
6,007,000	Pulte Group, Inc., 5.200%, 2/15/2015	5,841,808
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	48,362,700
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,016,200
7,845,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	8,019,402

		108,578,410

	Independent Energy – 0.9%
9,585,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	10,441,008
80,585,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	80,374,593
5,925,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	7,967,062
2,615,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	2,628,075
13,805,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	13,977,562

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$20,226,000	Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	$20,327,130
3,640,000	Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A	3,940,300
8,782,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	9,177,234
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,316,250
4,928,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	5,534,400

		164,683,614

	Industrial Other – 0.2%
485,000	Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013	489,244
26,410,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	24,033,100
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,901,901

		35,424,245

	Integrated Energy – 0.0%
1,089,382	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	1,160,192

	Life Insurance – 0.9%
2,800,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	3,642,904
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,342,989
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	29,970,142
7,075,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	7,164,421
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,095,809
6,655,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	9,122,793
22,550,000	MetLife, Inc., 6.400%, 12/15/2066	21,197,000
12,020,000	MetLife, Inc., 10.750%, 8/01/2069	16,106,800
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	54,842,039
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	11,959,014
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	5,112,344
9,965,000	Unum Group, 7.125%, 9/30/2016	11,192,788

		177,749,043

	Local Authorities – 1.8%
110,620,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	114,271,324

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
$95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	$96,463,146
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,002,049
14,353,465	Province of Alberta, 5.930%, 9/16/2016, (CAD)	16,150,716
730,000	Province of British Columbia, 5.750%, 1/09/2012, (CAD)	765,314
760,000	Province of Ontario, 4.400%, 12/02/2011, (CAD)	784,261
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	76,880,990
60,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	61,575
38,965,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	39,768,524

		346,147,899

	Lodging – 0.0%
8,450,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	8,592,264

	Media Cable – 1.5%
186,770,000	Comcast Corp., 6.950%, 8/15/2037	211,249,571
1,550,000	CSC Holdings LLC, 7.875%, 2/15/2018	1,724,375
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	39,164,303
26,541,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	30,938,286

		283,076,535

	Media Non-Cable – 0.3%
5,765,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	5,649,700
6,840,000	Clear Channel Communications, Inc., 6.250%, 3/15/2011	6,822,900
45,830,000	News America, Inc., 6.150%, 3/01/2037	47,781,579

		60,254,179

	Metals & Mining – 0.4%
11,557,000	Alcoa, Inc., 5.720%, 2/23/2019	11,721,029
4,935,000	Alcoa, Inc., 5.870%, 2/23/2022	4,902,784
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,921,338
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,621,857
15,150,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	13,635,000
11,175,000	United States Steel Corp., 6.050%, 6/01/2017	11,021,344

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Metals & Mining – continued
$9,625,000		United States Steel Corp., 6.650%, 6/01/2037	$8,085,000
23,520,000		United States Steel Corp., 7.000%, 2/01/2018	23,872,800

			81,781,152

		Mortgage Related – 0.0%
231,781		FHLMC, 5.000%, 12/01/2031	244,434

		Non-Captive Consumer – 4.7%
33,034,000		American General Finance Corp., 3.250%, 1/16/2013, (EUR)	38,426,108
4,690,000		American General Finance Corp., MTN, 5.750%, 9/15/2016	3,634,750
10,870,000		American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	10,272,150
15,324,000		American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	14,423,715
27,427,000		American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	24,890,002
800,000		American General Finance Corp., Series J, MTN, 5.200%, 12/15/2011	777,000
400,000		American General Finance Corp., Series J, MTN, 5.625%, 8/17/2011	393,500
4,800,000		American General Finance Corp., Series J, MTN, 5.900%, 9/15/2012	4,536,000
935,000		American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017	736,313
340,340,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	274,824,550
86,353,000		Residential Capital LLC, 9.625%, 5/15/2015	87,216,530
1,305,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	1,278,732
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,044,159
27,880,000		SLM Corp., MTN, 5.050%, 11/14/2014	26,644,470
4,875,000		SLM Corp., MTN, 5.125%, 8/27/2012	4,976,166
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,058,227
9,200,000		SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	11,827,514
76,745,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	76,943,463
57,166,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	55,071,438
23,623,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	20,078,747
28,262,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	28,826,307
34,835,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	35,006,667

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$1,785,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	$1,816,496
40,230,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	31,566,510
140,870,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	146,414,925

		905,684,439

	Non-Captive Diversified – 7.5%
30,190,000	Ally Financial, Inc., 6.750%, 12/01/2014	31,774,975
10,000	Ally Financial, Inc., 6.875%, 8/28/2012	10,432
4,229,000	Ally Financial, Inc., 6.875%, 8/28/2012	4,419,305
23,588,000	Ally Financial, Inc., 7.500%, 12/31/2013	25,298,130
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020, 144A	53,286,987
44,981,000	Ally Financial, Inc., 8.000%, 12/31/2018	47,567,407
35,442,000	Ally Financial, Inc., 8.000%, 11/01/2031	38,188,755
72,545,000	Ally Financial, Inc., 8.300%, 2/12/2015	79,799,500
25,935,178	CIT Group, Inc., 7.000%, 5/01/2013	26,453,882
38,902,776	CIT Group, Inc., 7.000%, 5/01/2014	39,291,804
38,902,776	CIT Group, Inc., 7.000%, 5/01/2015	39,000,033
97,594,976	CIT Group, Inc., 7.000%, 5/01/2016	97,960,957
102,048,173	CIT Group, Inc., 7.000%, 5/01/2017	102,303,293
44,525,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	46,510,188
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	71,501,295
15,000,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	11,812,896
150,000,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	118,719,562
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	69,708,483
22,590,000	General Electric Capital Corp., Series A, MTN, 0.589%, 5/13/2024(b)	18,965,141
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	212,796,143
7,270,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	7,293,802
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	364,050
15,925,000	International Lease Finance Corp., 6.375%, 3/25/2013	16,323,125

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$28,765,000	International Lease Finance Corp., 8.250%, 12/15/2020	$29,627,950
35,950,000	International Lease Finance Corp., 8.625%, 9/15/2015, 144A	38,646,250
415,000	International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	415,000
3,680,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	3,698,400
3,545,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,518,413
52,875,000	iStar Financial, Inc., 5.150%, 3/01/2012	49,966,875
3,865,000	iStar Financial, Inc., 5.500%, 6/15/2012	3,623,438
25,633,000	iStar Financial, Inc., 5.650%, 9/15/2011	25,408,711
16,230,000	iStar Financial, Inc., 5.850%, 3/15/2017	13,978,088
25,062,000	iStar Financial, Inc., 5.875%, 3/15/2016	21,584,648
5,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	4,912,781
46,795,000	iStar Financial, Inc., 8.625%, 6/01/2013	43,519,350
9,690,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	8,745,225
60,205,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	55,238,087

		1,462,233,361

	Oil Field Services – 1.5%
10,680,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	10,866,900
11,660,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	11,834,900
15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	16,750,002
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	166,497,031
4,497,000	Parker Drilling Co., 9.125%, 4/01/2018	4,699,365
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,749,571
25,600,000	Weatherford International Ltd., 6.500%, 8/01/2036	26,146,253
4,250,000	Weatherford International Ltd., 6.800%, 6/15/2037	4,465,178
13,670,000	Weatherford International Ltd., 7.000%, 3/15/2038	14,663,221

		282,672,421

	Packaging – 0.1%
3,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	4,794,644

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Packaging – continued
$2,500,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	$3,399,213
18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	19,809,250

		28,003,107

	Paper – 1.9%
8,473,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	8,896,650
26,262,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	28,428,615
31,317,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	33,822,360
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	538,150
80,840,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	91,248,150
21,749,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	24,848,232
16,307,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	20,057,610
4,447,000	International Paper Co., 6.875%, 11/01/2023	4,706,393
47,170,000	International Paper Co., 7.950%, 6/15/2018	56,130,555
10,392,000	International Paper Co., 8.700%, 6/15/2038	13,109,737
24,586,000	Westvaco Corp., 7.950%, 2/15/2031	24,798,325
36,799,000	Westvaco Corp., 8.200%, 1/15/2030	38,805,907
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,052,471
12,470,000	Weyerhaeuser Co., 7.375%, 3/15/2032	12,605,748

		362,048,903

	Pharmaceuticals – 0.2%
46,910,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	47,613,650

	Pipelines – 2.1%
27,325,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	28,372,367
12,209,000	El Paso Corp., 6.950%, 6/01/2028	11,281,897
2,045,000	El Paso Corp., 7.420%, 2/15/2037	1,926,001
1,500,000	El Paso Corp., GMTN, 7.750%, 1/15/2032	1,492,097
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	994,743
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,052,263

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$11,435,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	$12,054,960
25,030,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	28,243,426
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,067,410
843,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	802,967
56,672,004	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	61,167,794
116,405,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	127,437,517
9,450,000	ONEOK Partners LP, 6.650%, 10/01/2036	10,247,769
28,845,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	31,671,118
62,130,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	65,303,352
5,572,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	5,613,790

		403,729,471

	Property & Casualty Insurance – 0.5%
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,309,842
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	14,906,125
51,522,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	47,110,326
8,600,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	4,622,500
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	11,731,154
6,575,000	XL Group PLC, 6.250%, 5/15/2027	6,475,231
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,124,274

		91,279,452

	Property Trust – 0.4%
68,360,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	76,154,612

	Railroads – 0.0%
2,680,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,696,160
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,037,440
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	63,300

		8,796,900

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	6,816,427

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Refining – 0.0%
$1,782,000	Valero Energy Corp., 6.625%, 6/15/2037	$1,809,858

	REITs - Apartments – 0.3%
2,565,000	Camden Property Trust, 5.000%, 6/15/2015	2,709,761
40,075,000	Camden Property Trust, 5.700%, 5/15/2017	42,290,065
4,680,000	ERP Operating LP, 5.125%, 3/15/2016	5,049,032
3,000,000	ERP Operating LP, 5.375%, 8/01/2016	3,280,086

		53,328,944

	REITs - Diversified – 0.0%
5,720,000	Duke Realty LP, 5.950%, 2/15/2017	5,957,248

	REITs - Office Property – 0.3%
57,890,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	59,597,813

5,640,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	6,294,810

		65,892,623

	REITs - Regional Malls – 0.1%
9,032,000	Simon Property Group LP, 5.750%, 12/01/2015	10,034,462
1,690,000	Simon Property Group LP, 6.125%, 5/30/2018	1,899,470

		11,933,932

	REITs - Warehouse/Industrials – 0.1%
6,022,000	ProLogis, 5.625%, 11/15/2015	6,319,752
6,110,000	ProLogis, 5.625%, 11/15/2016	6,279,516
6,375,000	ProLogis, 5.750%, 4/01/2016	6,618,876
2,332,000	ProLogis, 6.625%, 5/15/2018	2,476,101
1,595,000	ProLogis, 6.875%, 3/15/2020	1,693,451
3,020,000	ProLogis, 7.375%, 10/30/2019	3,298,682

		26,686,378

	Retailers – 1.0%
1,920,000	Dillard’s, Inc., 6.625%, 1/15/2018	1,872,000
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,048,200
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,722,600

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Retailers – continued
$7,182,000		Dillard’s, Inc., 7.750%, 7/15/2026	$6,679,260
1,000,000		Dillard’s, Inc., 7.750%, 5/15/2027	915,000
14,269,000		Foot Locker, Inc., 8.500%, 1/15/2022	14,554,380
5,160,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,082,600
50,232,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	45,711,120
2,798,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	2,888,935
5,580,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,952,250
28,445,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	27,876,100
14,133,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,426,350
2,098,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,061,285
1,485,000		Macy’s Retail Holdings, Inc., 8.375%, 7/15/2015	1,737,450
9,245,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,215,582
39,965,000		Toys R Us, Inc., 7.375%, 10/15/2018	39,165,700
11,255,000		Toys R Us, Inc., 7.875%, 4/15/2013	11,845,888

			193,754,700

		Sovereigns – 4.2%
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,190,453
25,000,000,000		Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,011,865
145,156,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	18,488,460
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	60,750,762
317,658,000,000		Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	38,972,335
378,003,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	37,726,294
5,258,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	44,209,775
28,585,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	247,804,457
4,557,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	39,537,048
15,305,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	15,811,734
35,750,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	37,162,400
9,000,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	10,422,073

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – continued
$98,690,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	$61,740,702
17,305,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	12,071,801
114,735,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	82,076,995
26,800,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	28,047,594
2,549,240,000	Republic of Iceland, Zero Coupon, 3/15/2011, (ISK)	12,104,865
3,584,740,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	17,577,061
4,616,100,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	24,273,176
5,473,160,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	26,970,109

		819,949,959

	Supermarkets – 0.7%
3,000,000	American Stores Co., 7.900%, 5/01/2017	2,820,000
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	9,990,200
100,590,000	New Albertson’s, Inc., 7.450%, 8/01/2029	75,442,500
20,550,000	New Albertson’s, Inc., 7.750%, 6/15/2026	15,823,500
9,715,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,286,250
2,995,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,403,487
17,575,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	12,302,500

		126,068,437

	Supranational – 2.0%
11,505,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	7,228,051
837,962,640,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	81,285,166
16,500,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	13,270,399
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	72,941,269
345,270,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	32,396,366
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	148,581,293
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	31,156,240

		386,858,784

	Technology – 2.1%
1,940,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020, 144A	2,012,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$65,276,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	$72,348,655
1,000,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,289,529
71,937,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	56,830,230
3,916,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,113,220
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,962,403
20,835,000	Avnet, Inc., 5.875%, 3/15/2014	22,227,945
50,915,000	Avnet, Inc., 6.000%, 9/01/2015	54,460,110
15,245,000	Avnet, Inc., 6.625%, 9/15/2016	16,849,429
10,821,000	Corning, Inc., 6.850%, 3/01/2029	11,968,675
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,442,018
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	3,576,300
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	16,963,227
430,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	449,350
6,016,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	6,331,840
929,000	Motorola, Inc., 6.000%, 11/15/2017	984,930
15,055,000	Motorola, Inc., 6.500%, 9/01/2025	15,482,697
32,320,000	Motorola, Inc., 6.500%, 11/15/2028	31,810,831
33,295,000	Motorola, Inc., 6.625%, 11/15/2037	32,978,032
250,000	Motorola, Inc., 7.500%, 5/15/2025	271,835
12,015,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	8,170,200
18,622,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	4,096,840
4,301,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,864,397
30,805,000	Xerox Capital Trust I, 8.000%, 2/01/2027	31,344,087
40,000	Xerox Corp., 6.350%, 5/15/2018	45,090
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	704,602

		408,579,222

	Tobacco – 0.5%
71,085,000	Reynolds American, Inc., 6.750%, 6/15/2017	79,452,913

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Tobacco – continued
$17,990,000	Reynolds American, Inc., 7.250%, 6/15/2037	$18,704,797

		98,157,710

	Transportation Services – 0.5%
20,469,000	APL Ltd., 8.000%, 1/15/2024(c)	14,021,265
29,602,773	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(e)	28,122,634
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)	5,339,900
10,619,867	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	10,115,424
603,469	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 7/02/2011	585,365
13,944,263	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(e)	11,992,066
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)	12,394,941
7,695,836	Atlas Air Pass Through Trust, Series 2000-1, Class B, 10.128%, 7/02/2017(e)	7,541,919
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(e)	169,445
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	2,880,507

		93,163,466

	Treasuries – 19.5%
587,055,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	594,140,045
228,647,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	239,093,981
187,340,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	194,211,457
246,645,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	261,451,638
297,760,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	327,356,320
431,800,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	456,701,350
5,954,608	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	3,869,203
1,950,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	1,541,843
38,475,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	28,819,682
161,775,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	163,032,086
54,925,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	52,415,948
9,025,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	8,732,482
110,925,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	104,673,439

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$33,000,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	$26,522,541
224,730,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	184,519,943
668,075,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	120,406,578
319,620,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	59,312,418
530,990,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	92,212,653
2,021,445,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	377,797,385
490,910,000	U.S. Treasury Bond, 4.250%, 11/15/2040	482,932,712

		3,779,743,704

	Utility Other – 0.0%
4,800,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	5,413,776

	Wireless – 1.1%
57,512,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	56,505,540
40,092,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	40,142,115
4,680,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	4,691,700
29,984,000	Sprint Capital Corp., 6.875%, 11/15/2028	26,236,000
38,286,000	Sprint Capital Corp., 6.900%, 5/01/2019	37,807,425
8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,473,900
15,252,000	Sprint Nextel Corp., 6.000%, 12/01/2016	14,737,245
16,745,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	18,000,875

		206,594,800

	Wirelines – 2.9%
24,204,000	AT&T Corp., 6.500%, 3/15/2029	25,253,727
8,395,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	7,975,250
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,188,190
12,705,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	14,532,358
45,835,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	46,788,302
3,940,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	4,025,053
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	790,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$8,735,000	Embarq Corp., 7.995%, 6/01/2036	$9,537,563
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	750,075
17,975,000	GTE Corp., 6.940%, 4/15/2028	20,293,811
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,687,663
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,789,994
43,605,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	40,116,600
17,580,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	17,448,150
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	30,137,262
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	59,977,445
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	15,765,750
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	40,824,200
38,025,000	Qwest Corp., 6.875%, 9/15/2033	37,359,562
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,467,375
10,620,000	Qwest Corp., 7.250%, 9/15/2025	11,151,000
2,890,000	Qwest Corp., 7.500%, 6/15/2023	2,868,325
39,844,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	33,063,388
26,495,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	22,740,579
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	48,074,219
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	27,704,807
18,105,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	15,939,606
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,149,026
10,310,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	11,569,222
7,860,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	7,344,054

		569,312,556

	Total Non-Convertible Bonds (Identified Cost $14,412,322,817)	15,617,537,238

Convertible Bonds – 8.4%

	Airlines – 0.1%
15,985,000	AMR Corp., 6.250%, 10/15/2014	18,103,013

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Airlines – continued
$1,730,000	UAL Corp., 4.500%, 6/30/2021	$1,760,275

		19,863,288

	Automotive – 1.9%
2,615,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	2,866,694
176,290,000	Ford Motor Co., 4.250%, 11/15/2016	352,359,637
12,335,000	Navistar International Corp., 3.000%, 10/15/2014	16,467,225

		371,693,556

	Diversified Manufacturing – 0.4%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	44,657,375
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	22,805,104

		67,462,479

	Electric – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	1,402,500

	Healthcare – 0.4%
32,436,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	30,368,205
14,480,000	Life Technologies Corp., 1.500%, 2/15/2024	17,484,600
285,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	284,644
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,531,963
3,107,000	Omnicare, Inc., 3.250%, 12/15/2035	2,850,672
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	33,282,750

		86,802,834

	Independent Energy – 0.0%
2,250,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,752,188
4,385,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,913,612

		5,665,800

	Lodging – 0.1%
27,935,000	Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	27,655,650

	Media Non-Cable – 0.0%
10,106,866	Liberty Media LLC, 3.500%, 1/15/2031	5,470,341

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Metals & Mining – 0.2%
$1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	$1,590,713
16,535,000	United States Steel Corp., 4.000%, 5/15/2014	32,077,900

		33,668,613

	Non-Captive Diversified – 0.3%
60,585,000	iStar Financial, Inc., 0.790%, 10/01/2012(b)	53,920,650

	Pharmaceuticals – 1.0%
940,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	1,500,475
51,585,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	78,280,237
4,120,000	Kendle International, Inc., 3.375%, 7/15/2012	3,831,600
26,120,000	Nektar Therapeutics, 3.250%, 9/28/2012	26,250,600
34,079,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	76,336,960

		186,199,872

	REITs - Warehouse/Industrials – 0.2%
28,230,000	ProLogis, 3.250%, 3/15/2015	31,264,725

	Technology – 2.9%
12,643,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	12,737,823
330,000	Ciena Corp., 0.250%, 5/01/2013	301,950
45,854,000	Ciena Corp., 0.875%, 6/15/2017	37,600,280
8,030,000	Ciena Corp., 3.750%, 10/15/2018, 144A	10,017,425
8,680,000	Ciena Corp., 4.000%, 3/15/2015	10,871,700
11,651,000	Intel Corp., 2.950%, 12/15/2035	11,607,309
343,275,000	Intel Corp., 3.250%, 8/01/2039	411,500,906
10,025,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	9,536,281
21,955,000	Micron Technology, Inc., 1.875%, 6/01/2014	20,747,475
1,045,000	Nortel Networks Corp., 1.750%, 4/15/2012(d)	841,225
49,636,000	Nortel Networks Corp., 2.125%, 4/15/2014(d)	39,956,980

		565,719,354

	Textile – 0.0%
102,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	98,940

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Wirelines – 0.9%
$48,075,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	$45,671,250
13,545,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	13,511,138
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	60,765,802
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	46,158,937

		166,107,127

	Total Convertible Bonds (Identified Cost $1,258,308,558)	1,622,995,729

Municipals – 1.0%

	California – 0.3%
5,425,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	4,146,436
2,165,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,686,600
20,455,000	State of California, 4.500%, 10/01/2029	17,449,956
5,805,000	State of California, 4.500%, 8/01/2030	4,938,081
7,340,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	6,426,317
5,945,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	5,057,173
17,945,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	15,007,583
3,805,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	2,764,523

		57,476,669

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	5,444,225

	Illinois – 0.0%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,067,266

	Michigan – 0.1%
21,020,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	14,963,297

	Ohio – 0.0%
10,390,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	6,828,308

	Virginia – 0.6%
178,970,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	111,899,203

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued
	Total Municipals (Identified Cost $278,654,079)	198,678,968

	Total Bonds and Notes (Identified Cost $15,949,285,454)	17,439,211,935

Bank Loans – 0.4%

	Electric – 0.0%
$7,214,077	Texas Competitive Electric Holdings Company, LLC, Term Loan B2, 3.764%, 10/10/2014(g)	$5,572,874

	Media Non-Cable – 0.2%
2,807,228	Dex Media West, LLC, New Term Loan, 7.000%, 10/24/2014(g)	2,538,548
37,309,205	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	25,438,162

		27,976,710

	Oil Field Services – 0.0%
3,515,000	Dresser, Inc., 2nd Lien Term Loan, 6.034%, 5/04/2015(g)	3,507,092
1,720,369	Dresser, Inc., Term Loan, 2.534%, 5/04/2014(g)	1,715,001

		5,222,093

	Wireless – 0.1%
12,129,970	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(g)(h)	12,188,437

	Wirelines – 0.1%
5,859,871	FairPoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	4,072,610
17,739,671	FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	12,550,818
7,875,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.539%, 3/13/2014(g)	7,439,434

		24,062,862

	Total Bank Loans (Identified Cost $92,366,744)	75,022,976

Shares	Description	Value (†)

Preferred Stocks – 3.3%

Convertible Preferred Stocks – 2.5%

	Automotive – 1.6%
4,752,484	Ford Motor Co. Capital Trust II, 6.500%	246,463,820
1,194,900	General Motors Co., Series B, 4.750%	64,656,039

		311,119,859

	Capital Markets – 0.1%
270,416	Newell Financial Trust I, 5.250%	11,357,472

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Commercial Banks – 0.1%
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	$12,489,866

	Diversified Financial Services – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	24,711,836
304,895	Sovereign Capital Trust IV, 4.375%	12,500,695

		37,212,531

	Electric Utilities – 0.1%
346,577	AES Trust III, 6.750%	16,982,273
208,375	CMS Energy Trust I, 7.750%(c)(i)	8,335,000

		25,317,273

	Machinery – 0.1%
263,437	United Rentals Trust I, 6.500%	11,278,396

	Oil, Gas & Consumable Fuels – 0.1%
87,351	Chesapeake Energy Corp., 4.500%	7,682,520
257,549	El Paso Energy Capital Trust I, 4.750%	10,010,930
25,000	Williams Cos., Inc., 5.500%	2,845,313

		20,538,763

	REITs - Hotels – 0.0%
53,600	FelCor Lodging Trust, Inc., Series A, 7.800%(e)	1,331,960

	Semiconductors & Semiconductor Equipment – 0.2%
52,704	Lucent Technologies Capital Trust I, 7.750%	46,695,744

	Total Convertible Preferred Stocks (Identified Cost $419,149,508)	477,341,864

Non-Convertible Preferred Stocks – 0.8%

	Banking – 0.2%
52,843	Ally Financial, Inc., Series G, 7.000%, 144A	49,941,592

	Diversified Financial Services – 0.2%
53,000	Bank of America Corp., 6.375%	1,165,470
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	33,010,497

		34,175,967

	Electric Utilities – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	99,724

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric Utilities – continued
100	Entergy Arkansas, Inc., 4.320%	$7,941
5,000	Entergy Mississippi, Inc., 4.360%	393,281
665	Entergy New Orleans, Inc., 4.360%	51,870
200	Entergy New Orleans, Inc., 4.750%	17,006
867	MDU Resources Group, Inc., 5.100%	87,188
360	Public Service Company of Oklahoma, 4.000%	24,120
50,100	Southern California Edison Co., 4.780%	1,091,178

		1,772,308

	Household Durables – 0.0%
36,783	Hovnanian Enterprises, Inc., 7.625%(e)	212,238

	Multi Utilities – 0.0%
1,100	Xcel Energy, Inc., 3.600%	77,242

	Oil, Gas & Consumable Fuels – 0.1%
144,600	SandRidge Energy, Inc., 8.500%	17,289,822

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%(e)	2,306,410

	REITs - Warehouse/Industrials – 0.0%
169,007	ProLogis, Series C, 8.540%	9,210,882

	Software – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	39,045,000

	Thrifts & Mortgage Finance – 0.1%
534,725	Countrywide Capital IV, 6.750%	12,672,982

	Total Non-Convertible Preferred Stocks (Identified Cost $115,396,774)	166,704,443

	Total Preferred Stocks (Identified Cost $534,546,282)	644,046,307

Common Stocks – 2.5%

	Biotechnology – 0.2%
1,409,794	Vertex Pharmaceuticals, Inc.(e)	49,385,084

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(e)	19,817,095

Shares	Description	Value (†)

Common Stocks – continued

	Containers & Packaging – continued
211,343	Smurfit-Stone Container Corp.(e)	$5,410,381

		25,227,476

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	12,181,067

	Media – 0.0%
4,746	Dex One Corp.(e)	35,405
79,727	SuperMedia, Inc.(e)	694,422

		729,827

	Oil, Gas & Consumable Fuels – 0.2%
1,026,979	Chesapeake Energy Corp.	26,609,026
313,333	Repsol YPF SA, Sponsored ADR	8,754,524

		35,363,550

	Pharmaceuticals – 0.3%
1,528,400	Bristol-Myers Squibb Co.	40,472,032
690,207	Valeant Pharmaceuticals International, Inc.	19,525,956

		59,997,988

	Semiconductors & Semiconductor Equipment – 1.5%
14,199,033	Intel Corp.	298,605,664

	Wireless – 0.1%
403,884	Hawaiian Telcom Holdco, Inc.(e)	11,308,752

	Total Common Stocks (Identified Cost $423,765,367)	492,799,408

Closed End Investment Companies – 0.2%
392,579	Dreyfus High Yield Strategies Fund	1,735,199
88,954	DWS High Income Trust	835,278
860,000	Highland Credit Strategies Fund	6,518,800
337,212	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,540,726
2,203,264	Western Asset High Income Opportunity Fund, Inc.	13,395,845
1,158,115	Western Asset Managed High Income Fund, Inc.	7,087,664

	Total Closed End Investment Companies (Identified Cost $39,581,513)	33,113,512

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 2.2%

$2,144,754	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2010 at 0.000% to be repurchased at $2,144,754 on 1/03/2011 collateralized by $2,110,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $2,190,266 including accrued interest(j)	2,144,754
414,459,059	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $414,459,059 on 1/03/2011 collateralized by $50,000,000 Federal Farm Credit Bank, 1.580% due 10/26/2015 valued at $48,125,000; $280,325,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $310,109,531; $67,380,000 Federal National Mortgage Association, 1.650% due 10/29/2015 valued at $64,516,350 including accrued interest(j)	414,459,059

	Total Short-Term Investments (Identified Cost $416,603,813)	416,603,813

Total Investments – 98.6% (Identified Cost $17,456,149,173)(a)	19,100,797,951
Other assets less liabilities – 1.4%	278,848,210

Net Assets – 100.0%	$19,379,646,161

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $17,527,773,507 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,076,882,255
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(503,857,811)

Net unrealized appreciation	$1,573,024,444

At September 30, 2010, the Fund had a capital loss carryforward of $740,497,037 of which $73,277,381 expires on September 30, 2017 and $667,219,656 expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $182,708,157. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.
(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $619,452,199 or 3.2% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(h)	All or a portion of interest payment is paid-in-kind.

(i)	Fair valued security by the Fund’s investment adviser. At December 31, 2010 the value of this security amounted to $8,335,000 or 0.0% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $1,923,483,536 or 9.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$3,044,159	$902,640,280	$—	$905,684,439
Retailers	—	179,200,320	14,554,380	193,754,700
All Other Non-Convertible Bonds*		14,518,098,099		14,518,098,099

Total Non-Convertible Bonds	3,044,159	15,599,938,699	14,554,380	15,617,537,238

Convertible Bonds*	—	1,622,995,729	—	1,622,995,729
Municipals*	—	198,678,968	—	198,678,968

Total Bonds and Notes	3,044,159	17,421,613,396	14,554,380	17,439,211,935

Bank Loans*	—	75,022,976	—	75,022,976

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks
Automotive	$311,119,859	$—	$—	$311,119,859
Capital Markets	—	11,357,472	—	11,357,472
Commercial Banks	12,489,866	—	—	12,489,866
Diversified Financial Services	24,711,836	12,500,695	—	37,212,531
Electric Utilities	16,982,273	—	8,335,000	25,317,273
Machinery	—	11,278,396	—	11,278,396
Oil, Gas & Consumable Fuels	17,693,450	2,845,313	—	20,538,763
REITs - Hotels	1,331,960	—	—	1,331,960
Semiconductors & Semiconductor Equipment	46,695,744	—	—	46,695,744

Total Convertible Preferred Stocks	431,024,988	37,981,876	8,335,000	477,341,864

Non-Convertible Preferred Stocks
Banking	—	49,941,592	—	49,941,592
Diversified Financial Services	34,175,967	—	—	34,175,967
Electric Utilities	1,091,178	681,130	—	1,772,308
Household Durables	212,238	—	—	212,238
Multi Utilities	77,242	—	—	77,242
Oil, Gas & Consumable Fuels	17,289,822	—	—	17,289,822
REITs - Office Property	—	2,306,410	—	2,306,410
REITs - Warehouse/Industrials	9,210,882	—	—	9,210,882
Software	—	39,045,000	—	39,045,000
Thrifts & Mortgage Finance	12,672,982	—	—	12,672,982

Total Non-Convertible Preferred Stocks	74,730,311	91,974,132	—	166,704,443

Total Preferred Stocks	505,755,299	129,956,008	8,335,000	644,046,307

Common Stocks*	492,799,408	—	—	492,799,408
Closed End Investment Companies*	33,113,512	—	—	33,113,512
Short-Term Investments	—	416,603,813	—	416,603,813

Total	1,034,712,378	18,043,196,193	22,889,380	19,100,797,951

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$50,705,608	$—	$—	$—	$—	$—	$(50,705,608)	$—
Retailers	—	12,158	—	1,093,690	—	13,448,532	—	14,554,380
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	7,293,125	—	—	1,041,875	—	—	—	8,335,000

Total	$57,998,733	$12,158	$—	$2,135,565	$—	$13,448,532	$(50,705,608)	$22,889,380

A debt security valued at $50,705,608 was transferred from Level 3 to Level 2 during the period ended December 31, 2010. At September 30, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund; at December 31, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund.

A debt security valued at $13,448,532 was transferred from Level 2 to Level 3 during the period ended December 31, 2010. At September 30, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund; at December 31, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	19.5%
Non-Captive Diversified	7.8
Banking	6.3
Automotive	5.4
Technology	5.0
Non-Captive Consumer	4.7
Sovereigns	4.2
Wirelines	3.9
Electric	3.1
Healthcare	2.6
Airlines	2.3
Pipelines	2.1
Supranational	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	2.2

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure at December 31, 2010 (Unaudited)

United States Dollar	66.7%
Canadian Dollar	12.0
New Zealand Dollar	4.1
Norwegian Krone	3.4
Euro	2.8
Indonesian Rupiah	2.5
Australian Dollar	2.0
Other, less than 2% each	5.1

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.8% of Net Assets

Non-Convertible Bonds – 81.7%

	ABS Other – 0.1%
$725,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	$682,972

	Aerospace & Defense – 0.0%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	171,500

	Airlines – 0.6%
6,244	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	6,276
488,194	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	576,068
342,061	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	357,453
50,956	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	51,211
172,849	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	172,417
548,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	596,635
1,493,468	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	1,545,740
450,897	Delta Air Lines, Inc., Series 2009-1, Series B, 9.750%, 12/17/2016	493,732
1,125,155	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,127,968

		4,927,500

	Automotive – 2.9%
2,400,000	Cummins, Inc., 7.125%, 3/01/2028	2,618,803
300,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	410,912
200,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	279,287
300,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	468,899
765,000	Ford Motor Co., 6.375%, 2/01/2029	728,663
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,066,050
165,000	Ford Motor Co., 6.625%, 2/15/2028	159,638
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,092,525
690,000	Ford Motor Co., 7.125%, 11/15/2025	686,550
9,250,000	Ford Motor Co., 7.450%, 7/16/2031	9,909,062
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,661,450

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	$693,125
565,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	631,364
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	354,375

		23,760,703

	Banking – 5.1%
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,868,943
2,385,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,019,678
500,000	Bank of America Corp., 4.850%, 11/15/2014	503,382
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,096,685
18,710,000,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A, (IDR)	2,027,159
6,020,000	Citigroup, Inc., 5.000%, 9/15/2014	6,227,557
135,000	Citigroup, Inc., 5.850%, 12/11/2034	131,787
3,075,000	Citigroup, Inc., 5.875%, 2/22/2033	2,858,554
1,460,000	Citigroup, Inc., 6.000%, 10/31/2033	1,366,775
795,000	Citigroup, Inc., 6.125%, 8/25/2036	761,775
200,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	244,673
1,470,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,502,922
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,020,221
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A, (IDR)	1,967,222
21,194,634,240	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	2,203,913
24,502,029,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A, (IDR)	2,689,784
600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	541,606
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	1,187,282
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	279,969
1,025,000	Morgan Stanley, 4.750%, 4/01/2014	1,049,628
6,200,000	Morgan Stanley, 5.500%, 7/24/2020	6,263,699
370,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	383,696
800,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	833,440

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$625,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	$661,275
350,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	545,043

		42,236,668

	Building Materials – 1.0%
860,000	Masco Corp., 4.800%, 6/15/2015	846,698
240,000	Masco Corp., 5.850%, 3/15/2017	239,173
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,657,122
305,000	Masco Corp., 6.500%, 8/15/2032	268,391
805,000	Owens Corning, Inc., 6.500%, 12/01/2016	852,592
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,112,138
1,680,000	USG Corp., 6.300%, 11/15/2016	1,470,000

		8,446,114

	Chemicals – 1.3%
3,440,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	4,149,376
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	125,565
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,505,804
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	4,244,400
55,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	50,463
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	830,337

		10,905,945

	Collateralized Mortgage Obligations – 0.2%
1,246,977	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.860%, 4/25/2035(b)	1,178,782

	Commercial Mortgage-Backed Securities – 0.1%
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	100,182
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,019,579

		1,119,761

	Construction Machinery – 0.1%
965,000	Toro Co., 6.625%, 5/01/2037(c)	883,920

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Distributors – 0.1%
$1,000,000	ONEOK, Inc., 6.000%, 6/15/2035	$968,719

	Diversified Manufacturing – 0.2%
245,000	Textron, Inc., 5.600%, 12/01/2017	257,292
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,478,277

		1,735,569

	Electric – 3.4%
730,000	AES Corp. (The), 7.750%, 3/01/2014	779,275
3,100,000	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,306,336
4,174,607	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	4,430,690
380,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	241,300
810,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	477,900
1,589,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	1,760,765
2,890,000	Energy Future Holdings Corp., 10.000%, 1/15/2020, 144A	2,973,154
275,000	Enersis SA, 7.375%, 1/15/2014	303,934
4,000,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	4,509,140
3,517,985	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,758,686
695,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	278,000
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	262,622
302,533	Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	302,699
1,128,400	Quezon Power Philippines Co., 8.860%, 6/15/2017	1,176,357
765,000	TXU Corp., Series P, 5.550%, 11/15/2014	464,737
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	560,550
1,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	594,625
450,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	453,092
670,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	624,976
1,280,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	1,136,115

		28,394,953

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Entertainment – 0.6%
$2,065,000	Time Warner, Inc., 6.625%, 5/15/2029	$2,280,264
730,000	Time Warner, Inc., 7.625%, 4/15/2031	887,449
1,155,000	Time Warner, Inc., 7.700%, 5/01/2032	1,409,898

		4,577,611

	Food & Beverage – 0.2%
1,540,000	Corn Products International, Inc., 6.625%, 4/15/2037	1,609,780

	Government Owned - No Guarantee – 0.5%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,206,908
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,961,021

		4,167,929

	Healthcare – 2.6%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	424,214
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	307,782
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	465,649
860,000	Boston Scientific Corp., 7.000%, 11/15/2035	861,912
455,000	HCA, Inc., 5.750%, 3/15/2014	448,175
2,345,000	HCA, Inc., 6.250%, 2/15/2013	2,391,900
410,000	HCA, Inc., 6.375%, 1/15/2015	402,825
610,000	HCA, Inc., 6.500%, 2/15/2016	596,275
115,000	HCA, Inc., 6.750%, 7/15/2013	118,163
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,093,012
820,000	HCA, Inc., 7.190%, 11/15/2015	803,600
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,353,312
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,324,800
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,553,600
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,181,150
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,688,275
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	396,675

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$320,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	$325,788
1,075,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	860,000

		21,597,107

	Home Construction – 1.0%
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	81,938
155,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	127,875
115,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	95,162
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,640,500
1,152,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,120,320
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,900,800
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,479,800
550,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	562,227

		8,008,622

	Independent Energy – 1.6%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,469,953
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,086,023
2,845,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	2,837,572
380,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	381,900
900,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	911,250
792,000	Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	795,960
525,000	Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A	568,312
1,465,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,530,932
741,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	832,182

		13,414,084

	Industrial Other – 0.2%
1,575,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	1,433,250

	Integrated Energy – 0.1%
907,817	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	966,825

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – 1.1%
$615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	$634,152
175,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	177,212
500,000	Hartford Life Insurance Co., 3.370%, 9/15/2011(b)	500,500
1,000,000	MetLife, Inc., 6.400%, 12/15/2066	940,000
3,385,000	MetLife, Inc., 10.750%, 8/01/2069	4,535,900
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,050,420
1,000,000	Protective Life Secured Trust, 2.900%, 9/10/2014(b)	1,003,350

		8,841,534

	Local Authorities – 5.2%
3,240,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	3,346,945
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,307,828
723,595	Province of Alberta, 5.930%, 9/16/2016, (CAD)	814,199
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,093,525
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	20,981,442
2,150,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	2,206,431

		42,750,370

	Lodging – 0.0%
150,000	Host Marriott LP, Series O, 6.375%, 3/15/2015	152,250

	Media Cable – 0.2%
26,000	CSC Holdings LLC, 6.750%, 4/15/2012	27,008
170,000	CSC Holdings LLC, 7.875%, 2/15/2018	189,125
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,606,042

		1,822,175

	Media Non-Cable – 1.0%
2,190,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	2,146,200
3,385,000	Clear Channel Communications, Inc., 6.250%, 3/15/2011	3,376,538
2,630,000	News America, Inc., 6.150%, 3/01/2037	2,741,993

		8,264,731

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Metals & Mining – 0.7%
$1,500,000		Alcoa, Inc., 5.720%, 2/23/2019	$1,521,289
300,000		Alcoa, Inc., 5.870%, 2/23/2022	298,042
4,660,000		Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	4,194,000

			6,013,331

		Non-Captive Consumer – 3.4%
300,000		American General Finance Corp., MTN, 5.750%, 9/15/2016	232,500
800,000		American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	756,000
700,000		American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	658,875
200,000		American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015	157,750
2,200,000		American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	1,996,500
1,000,000		American General Finance Corp., Series J, MTN, 5.900%, 9/15/2012	945,000
2,100,000		American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,653,750
2,800,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,261,000
3,905,000		Residential Capital LLC, 9.625%, 5/15/2015	3,944,050
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	643,303
760,000		SLM Corp., MTN, 5.125%, 8/27/2012	775,772
1,665,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	1,669,306
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	192,672
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	123,245
2,920,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	2,978,304
235,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	236,158
405,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	412,146
7,986,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	8,300,345

			27,936,676

		Non-Captive Diversified – 6.2%
1,305,000		Ally Financial, Inc., 6.000%, 12/15/2011	1,337,625
224,000		Ally Financial, Inc., 6.875%, 8/28/2012	234,080
682,000		Ally Financial, Inc., 7.500%, 12/31/2013	731,445

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020, 144A	$2,385,906
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,543,950
181,000	Ally Financial, Inc., 8.000%, 11/01/2031	195,028
6,055,000	Ally Financial, Inc., 8.300%, 2/12/2015	6,660,500
870,554	CIT Group, Inc., 7.000%, 5/01/2013	887,965
1,305,836	CIT Group, Inc., 7.000%, 5/01/2014	1,318,894
1,305,836	CIT Group, Inc., 7.000%, 5/01/2015	1,309,101
2,176,397	CIT Group, Inc., 7.000%, 5/01/2016	2,184,558
3,046,961	CIT Group, Inc., 7.000%, 5/01/2017	3,054,578
830,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	867,006
35,000	General Electric Capital Corp., 5.625%, 5/01/2018	38,168
170,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	176,468
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,068,725
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,444,626
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,221,816
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,350,099
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,211,562
1,015,000	International Lease Finance Corp., 8.250%, 12/15/2020	1,045,450
3,045,000	International Lease Finance Corp., 8.625%, 9/15/2015, 144A	3,273,375
85,000	iStar Financial, Inc., 5.500%, 6/15/2012	79,688
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	193,781
515,000	iStar Financial, Inc., 5.875%, 3/15/2016	443,544
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	26,063
2,495,000	iStar Financial, Inc., 8.625%, 6/01/2013	2,320,350
195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	175,988
1,245,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,142,288

		50,922,627

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.1%
$420,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	$427,350
490,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	497,350
235,000	Parker Drilling Co., 9.125%, 4/01/2018	245,575

		1,170,275

	Packaging – 0.3%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,125,000

	Paper – 1.8%
2,000,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,165,000
2,868,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,097,440
6,005,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	6,778,144
132,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	150,810
1,045,000	Westvaco Corp., 7.950%, 2/15/2031	1,054,024
1,080,000	Westvaco Corp., 8.200%, 1/15/2030	1,138,900

		14,384,318

	Pharmaceuticals – 0.0%
335,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	340,025

	Pipelines – 1.3%
1,740,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,806,694
925,000	El Paso Corp., 6.950%, 6/01/2028	854,759
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	248,686
1,550,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	1,748,994
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	362,696
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,959,887
3,850,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,046,643

		11,028,359

	Property & Casualty Insurance – 1.0%
80,000	Axis Capital Holdings Ltd., 5.750%, 12/01/2014	85,069
2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	2,787,172
180,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	164,587

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$1,545,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	$830,438
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,078,201
1,430,000	XL Group PLC, 6.250%, 5/15/2027	1,408,301
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,142,678

		8,496,446

	Property Trust – 0.4%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,297,508

	Railroads – 0.1%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	380,000

	REITs - Apartments – 0.2%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,577,633
70,000	ERP Operating LP, 5.125%, 3/15/2016	75,520

		1,653,153

	REITs - Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	218,710

	REITs - Office Property – 0.5%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,587,811
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	530,148

		4,117,959

	REITs - Regional Malls – 0.1%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	219,542
290,000	Simon Property Group LP, 6.100%, 5/01/2016	325,095

		544,637

	REITs - Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	191,277
815,000	Realty Income Corp., 6.750%, 8/15/2019	921,030

		1,112,307

	REITs - Warehouse/Industrials – 0.0%
100,000	ProLogis, 5.625%, 11/15/2015	104,945

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		REITs - Warehouse/Industrials – continued
$80,000		ProLogis, 5.750%, 4/01/2016	$83,060

			188,005

		Retailers – 0.9%
1,025,000		Dillard’s, Inc., 7.750%, 7/15/2026	953,250
1,100,000		Foot Locker, Inc., 8.500%, 1/15/2022	1,122,000
1,079,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	981,890
575,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	593,687
3,240,000		Toys R Us, Inc., 7.375%, 10/15/2018	3,175,200
750,000		Toys R Us, Inc., 7.875%, 4/15/2013	789,375

			7,615,402

		Sovereigns – 4.2%
2,915,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	371,282
33,387,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	4,066,070
7,590,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	757,514
578,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	4,859,880
125,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	1,081,174
305,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,643,992
501,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	4,346,733
845,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	872,977
1,500,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,559,262
375,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	434,253
14,885,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,312,092
625,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	447,101
81,360,000		Republic of Iceland, Zero Coupon, 3/15/2011, (ISK)	386,331
114,410,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	560,987
212,600,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	1,117,930
294,565,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	1,451,529

			34,269,107

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – 0.9%
$25,000	American Stores Co., 8.000%, 6/01/2026	$21,375
6,515,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,886,250
1,470,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,131,900
565,000	New Albertson’s, Inc., 8.000%, 5/01/2031	423,750
5,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,012
1,745,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,221,500

		7,688,787

	Supranational – 3.5%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	15,778,367
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	13,241,402

		29,019,769

	Technology – 1.7%
5,215,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	5,780,045
250,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	197,500
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,759,538
130,000	Avnet, Inc., 6.625%, 9/15/2016	143,682
450,000	Corning, Inc., 6.850%, 3/01/2029	497,727
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,340,898
740,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	773,300
815,000	Motorola, Inc., 6.500%, 11/15/2028	802,161
995,000	Motorola, Inc., 6.625%, 11/15/2037	985,528
150,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	102,000
1,325,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	291,500
984,300	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,113,235

		13,787,114

	Tobacco – 0.6%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,710,820
810,000	Reynolds American, Inc., 7.250%, 6/15/2037	842,184

		4,553,004

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – 0.5%
$2,500,000	APL Ltd., 8.000%, 1/15/2024(c)	$1,712,500
1,112,384	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(e)	1,056,765
1,018,077	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(e)	875,546
327,733	Atlas Air Pass Through Trust, Series 2000-1, Class B, 10.128%, 7/02/2017(e)	321,179

		3,965,990

	Treasuries – 20.1%
175,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	175,732
8,525,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	8,564,868
19,910,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	20,150,290
2,860,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	2,990,675
18,145,000	Canadian Government, 3.750%, 9/01/2011, (CAD)	18,545,748
14,255,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	14,777,860
7,385,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	7,828,338
9,615,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	10,570,698
22,355,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	23,644,184
263,573	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	171,265
100,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	79,069
1,600,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	1,198,479
6,675,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	6,726,869
2,225,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	2,123,359
375,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	362,846
4,550,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	4,293,569
5,520,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	4,532,328
56,415,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	10,167,626
9,425,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	1,749,013
11,705,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	2,032,711
8,410,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	1,571,785

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$23,565,000	U.S. Treasury Bond, 4.250%, 11/15/2040	$23,182,069

		165,439,381

	Utility Other – 0.0%
200,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	225,574

	Wireless – 1.2%
1,745,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	1,714,462
4,635,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	4,640,794
165,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	165,413
1,262,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,104,250
1,400,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,382,500
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	303,000
898,000	Sprint Nextel Corp., 6.000%, 12/01/2016	867,692

		10,178,111

	Wirelines – 2.5%
355,000	AT&T Corp., 6.500%, 3/15/2029	370,396
355,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	337,250
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	208,411
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	789,243
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	612,479
235,000	Embarq Corp., 7.082%, 6/01/2016	259,888
200,000	Embarq Corp., 7.995%, 6/01/2036	218,376
350,000	GTE Corp., 6.940%, 4/15/2028	395,151
500,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	496,250
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,280,212
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,736,675
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	346,500
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	782,750
790,000	Qwest Corp., 6.875%, 9/15/2033	776,175

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,780,000	Qwest Corp., 7.200%, 11/10/2026	$1,735,500
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,281,000
1,330,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	1,103,662
1,320,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,132,952

		20,862,870

	Total Non-Convertible Bonds (Identified Cost $610,078,986)	674,553,819

Convertible Bonds – 7.3%

	Airlines – 0.7%
4,785,000	AMR Corp., 6.250%, 10/15/2014	5,419,012

	Automotive – 0.7%
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	5,846,344

	Diversified Manufacturing – 0.7%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,343,188
215,000	Trinity Industries, Inc., 3.875%, 6/01/2036	203,981

		5,547,169

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	701,250

	Healthcare – 0.2%
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	1,416,050

	Lodging – 0.1%
1,245,000	Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,232,550

	Media Non-Cable – 0.0%
449,013	Liberty Media LLC, 3.500%, 1/15/2031	243,029

	Metals & Mining – 0.4%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	297,862
1,540,000	United States Steel Corp., 4.000%, 5/15/2014	2,987,600

		3,285,462

	Non-Captive Diversified – 0.0%
380,000	iStar Financial, Inc., 0.790%, 10/01/2012(b)	338,200

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – 0.5%
$175,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	$279,344
205,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	311,087
1,065,000	Nektar Therapeutics, 3.250%, 9/28/2012	1,070,325
1,095,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	2,452,800

		4,113,556

	Technology – 3.1%
630,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	634,725
580,000	Ciena Corp., 0.875%, 6/15/2017	475,600
2,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A	3,505,475
8,322,000	Intel Corp., 2.950%, 12/15/2035	8,290,793
7,000,000	Intel Corp., 3.250%, 8/01/2039	8,391,250
3,585,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,410,231
520,000	Micron Technology, Inc., 1.875%, 6/01/2014	491,400
248,000	Nortel Networks Corp., 2.125%, 4/15/2014(d)	199,640

		25,399,114

	Textile – 0.0%
52,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	50,440

	Wirelines – 0.8%
1,930,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	1,833,500
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,865,200
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,875,575

		6,574,275

	Total Convertible Bonds (Identified Cost $50,368,120)	60,166,451

Municipals – 0.8%

	Michigan – 0.2%
2,405,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	1,712,023

	Virginia – 0.6%
7,725,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	4,829,979

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued
$	Total Municipals (Identified Cost $10,110,711)	$6,542,002

	Total Bonds and Notes (Identified Cost $670,557,817)	741,262,272

Bank Loans – 0.1%

	Media Non-Cable – 0.1%
576,317	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(f)	392,945

	Wireless – 0.0%
241,769	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(f)(g)	242,934

	Wirelines – 0.0%
345,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.539%, 3/13/2014(f)	325,918

	Total Bank Loans (Identified Cost $1,267,840)	961,797

Shares	Description	Value (†)

Preferred Stocks – 3.1%

Convertible Preferred Stocks – 2.4%

	Automotive – 0.7%
85,817	Ford Motor Co. Capital Trust II, 6.500%	4,450,469
26,500	General Motors Co., Series B, 4.750%	1,433,915

		5,884,384

	Capital Markets – 0.1%
25,075	Newell Financial Trust I, 5.250%	1,053,150

	Diversified Financial Services – 0.6%
2,844	Bank of America Corp., Series L, 7.250%	2,721,623
55,343	Sovereign Capital Trust IV, 4.375%	2,269,063

		4,990,686

	Electric Utilities – 0.1%
10,000	AES Trust III, 6.750%	490,000

	Machinery – 0.2%
30,199	United Rentals Trust I, 6.500%	1,292,895

	Oil, Gas & Consumable Fuels – 0.3%
775	Chesapeake Energy Corp., 4.500%	68,161

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Oil, Gas & Consumable Fuels – continued
69,200	El Paso Energy Capital Trust I, 4.750%	$2,689,804

		2,757,965

	REITs - Hotels – 0.0%
2,500	FelCor Lodging Trust, Inc., Series A, 7.800%(e)	62,125

	Semiconductors & Semiconductor Equipment – 0.4%
3,875	Lucent Technologies Capital Trust I, 7.750%	3,433,250

	Total Convertible Preferred Stocks (Identified Cost $16,335,884)	19,964,455

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.1%
1,121	Ally Financial, Inc., Series G, 7.000%, 144A	1,059,450

	Diversified Financial Services – 0.0%
5,000	Bank of America Corp., 6.375%	109,950

	Electric Utilities – 0.1%
90	Entergy New Orleans, Inc., 4.360%	7,020
2,876	Entergy New Orleans, Inc., 4.750%	244,550
202	MDU Resources Group, Inc., 5.100%	20,314
4,670	Union Electric Co., 4.500%	364,260

		636,144

	Multi Utilities – 0.0%
100	Xcel Energy, Inc., Series D, 4.110%	7,595

	Software – 0.4%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	3,082,500

	Thrifts & Mortgage Finance – 0.1%
20,975	Countrywide Capital IV, 6.750%	497,108

	Total Non-Convertible Preferred Stocks (Identified Cost $4,153,217)	5,392,747

	Total Preferred Stocks (Identified Cost $20,489,101)	25,357,202

Common Stocks – 2.5%

	Biotechnology – 0.5%
127,420	Vertex Pharmaceuticals, Inc.(e)	4,463,523

Shares	Description	Value (†)

Common Stocks – continued

	Containers & Packaging – 0.2%
35,353	Owens-Illinois, Inc.(e)	$1,085,337
10,468	Smurfit-Stone Container Corp.(e)	267,981

		1,353,318

	Electronic Equipment, Instruments & Components – 0.5%
205,167	Corning, Inc.	3,963,826

	Media – 0.0%
3,027	SuperMedia, Inc.(e)	26,365

	Oil, Gas & Consumable Fuels – 0.2%
54,259	Chesapeake Energy Corp.	1,405,851

	Pharmaceuticals – 0.1%
20,881	Valeant Pharmaceuticals International, Inc.	590,723

	Semiconductors & Semiconductor Equipment – 1.0%
388,905	Intel Corp.	8,178,672

	Wireless – 0.0%
8,050	Hawaiian Telcom Holdco, Inc.(e)	225,400

	Total Common Stocks (Identified Cost $15,901,160)	20,207,678

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 2.8%

$32,624	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2010 at 0.000% to be repurchased at $32,624 on 1/03/2011 collateralized by $35,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $36,331 including accrued interest(i)	32,624
23,026,415	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $23,026,415 on 1/03/2011 collateralized by $23,605,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $23,486,975 including accrued interest(i)	23,026,415

	Total Short-Term Investments (Identified Cost $23,059,039)	23,059,039

	Total Investments – 98.3% (Identified Cost $731,274,957)(a)	810,847,988
	Other assets less liabilities – 1.7%	14,234,141

	Net Assets – 100.0%	$825,082,129

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $734,085,514 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$93,976,556
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,214,082)

Net unrealized appreciation	$76,762,474

At September 30, 2010, the Fund had a capital loss carryforward of $9,332,109 of which $129,506 expires on September 30, 2017 and $9,202,603 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $21,507,858 or 2.6% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $75,542,373 or 9.2% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$643,303	$27,293,373	$—	$27,936,676
Retailers	—	6,493,402	1,122,000	7,615,402
All Other Non-Convertible Bonds*	—	639,001,741	—	639,001,741

Total Non-Convertible Bonds	643,303	672,788,516	1,122,000	674,553,819

Convertible Bonds*	—	60,166,451	—	60,166,451
Municipals*	—	6,542,002	—	6,542,002

Total Bonds and Notes	643,303	739,496,969	1,122,000	741,262,272

Bank Loans*	—	961,797	—	961,797

Preferred Stocks
Convertible Preferred Stocks
Automotive	5,884,384	—	—	5,884,384
Capital Markets	—	1,053,150	—	1,053,150
Diversified Financial Services	2,721,623	2,269,063	—	4,990,686
Electric Utilities	490,000	—	—	490,000
Machinery	—	1,292,895	—	1,292,895
Oil, Gas & Consumable Fuels	2,757,965	—	—	2,757,965
REITs - Hotels	62,125	—	—	62,125
Semiconductors & Semiconductor Equipment	3,433,250	—	—	3,433,250

Total Convertible Preferred Stocks	15,349,347	4,615,108	—	19,964,455

Non-Convertible Preferred Stocks
Banking	—	1,059,450	—	1,059,450
Diversified Financial Services	109,950	—	—	109,950
Electric Utilities	364,260	271,884	—	636,144
Multi Utilities	7,595	—	—	7,595
Software	—	3,082,500	—	3,082,500
Thrifts & Mortgage Finance	497,108	—	—	497,108

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks - continued
Non-Convertible Preferred Stocks - continued
Total Non-Convertible Preferred Stocks	$978,913	$4,413,834	$—	$5,392,747

Total Preferred Stocks	16,328,260	9,028,942	—	25,357,202

Common Stocks*	20,207,678	—	—	20,207,678
Short-Term Investments	—	23,059,039	—	23,059,039

Total	$37,179,241	$772,546,747	$1,122,000	$810,847,988

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
Retailers	$—	$1,064	$—	$84,186	$—	$1,036,750	$—	$1,122,000

A debt security valued at $1,036,750 was transferred from Level 2 to Level 3 during the period ended December 31, 2010. At September 30, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund; at December 31, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	20.1%
Non-Captive Diversified	6.2
Banking	5.2
Local Authorities	5.2
Technology	4.8
Automotive	4.3
Sovereigns	4.2
Electric	3.5
Supranational	3.5
Non-Captive Consumer	3.4
Wirelines	3.3
Healthcare	2.8
Other Investments, less than 2% each	29.0
Short-Term Investments	2.8

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

Currency Exposure at December 31, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	64.4%
Canadian Dollar	17.2
New Zealand Dollar	4.0
Euro	2.3
Other, less than 2% each	10.4

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 96.3% of Net Assets

Non-Convertible Bonds – 95.8%

	Argentina – 1.2%
$12,803,298	Argentina Government International Bond, 8.280%, 12/31/2033	$11,875,059
6,675,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	7,092,187
8,320,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	8,382,400

		27,349,646

	Australia – 1.4%
5,180,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	4,803,942
16,304,327	Australia Government Bond, 3.000%, 9/20/2025, (AUD)	17,254,916
6,759,306	New South Wales Treasury Corp., 2.750%, 11/20/2025, (AUD)	6,394,099
2,700,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	2,789,121

		31,242,078

	Bermuda – 0.5%
4,805,000	Noble Group Ltd., 8.500%, 5/30/2013, 144A	5,369,112
6,905,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	6,705,597

		12,074,709

	Brazil – 1.7%
7,000,000	Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	7,682,500
29,000,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,142,470
4,000,000	Telemar Norte Leste SA, 5.125%, 12/15/2017, 144A, (EUR)	5,144,755
7,444,000	Telemar Norte Leste SA, 5.500%, 10/23/2020, 144A	7,164,850

		38,134,575

	Canada – 7.2%
4,440,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,722,886
1,240,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	1,315,537
160,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	171,004
3,180,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,637,379
3,090,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	3,154,267
67,395,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	69,597,894

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
10,595,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	$11,215,164
5,212,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,163,251
3,800,000	Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A	4,275,000
14,540,000	Province of British Columbia Canada, 2.850%, 6/15/2015	14,968,494
6,700,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,304,748
9,015,000	Province of Ontario Canada, 2.950%, 2/05/2015	9,305,752
766,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	9,636,939
11,000,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	15,125,946
1,550,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,714,073

		163,308,334

	Cayman Islands – 2.3%
5,000,000	CCL Finance Ltd., 9.500%, 8/15/2014, 144A	5,737,500
14,500,000	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.261%, 9/20/2016, 144A(b)	14,312,950
5,500,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,389,467
3,600,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	3,726,000
1,170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	1,231,425
7,300,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	7,592,000
6,716,000	Vale Overseas Ltd., 6.875%, 11/21/2036	7,387,479
6,700,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	7,001,500

		52,378,321

	Denmark – 2.0%
210,000,000	Denmark Government Bond, 4.000%, 11/15/2015, (DKK)	40,942,141
3,970,000	Kingdom of Denmark, EMTN, 1.750%, 10/05/2015, (EUR)	5,197,465

		46,139,606

	Finland – 2.1%
24,215,000	Finland Government Bond, 3.125%, 9/15/2014, (EUR)	34,189,994
10,070,000	Finland Government Bond, 3.875%, 9/15/2017, (EUR)	14,508,303

		48,698,297

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Germany – 11.1%
50,155,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)(c)	$67,359,914
55,355,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	75,999,164
1,140,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	15,221,857
4,750,000	Landesbank Baden-Wuerttemberg, 3.750%, 2/12/2014, (EUR)	6,691,772
11,515,000	Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	15,978,373
41,500,000	Republic of Germany, 1.250%, 9/16/2011, (EUR)	55,705,446
9,365,000	Republic of Germany, 3.750%, 7/04/2013, (EUR)(c)	13,356,171

		250,312,697

	India – 1.1%
17,500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	17,564,103
7,940,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	7,960,326

		25,524,429

	Indonesia – 0.3%
42,900,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	5,905,540

	Italy – 2.1%
4,850,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	6,091,012
33,530,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 9/01/2020, (EUR)	42,431,411

		48,522,423

	Japan – 11.0%
400,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	5,241,951
1,400,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	17,765,705
1,200,000,000	Japan Finance Organization for Municipal Enterprises, 1.550%, 2/21/2012, (JPY)	15,007,966
7,100,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	88,725,602
7,936,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	101,109,860
1,262,100,000	Japan Government Ten Year Bond, 1.400%, 6/20/2011, (JPY)	15,634,464
454,000,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	5,975,146

		249,460,694

	Jersey – 0.3%
4,550,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	7,590,475

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Korea – 1.1%
485,000,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	$10,967,576
11,600,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	12,896,555

			23,864,131

		Luxembourg – 1.1%
13,800,000		ArcelorMittal, 7.000%, 10/15/2039	14,321,405
5,800,000		Gazprom Via Gaz Capital SA, 5.092%, 11/29/2015, 144A	5,945,000
4,127,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	3,542,192
1,007,000		Telecom Italia Capital SA, 7.200%, 7/18/2036	945,636

			24,754,233

		Mexico – 2.8%
3,160,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	2,923,000
4,715,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	4,479,250
5,300,000		BBVA Bancomer SA, 7.250%, 4/22/2020, 144A	5,606,356
2,026,000		Corporacion GEO SAB de CV, 8.875%, 9/25/2014, 144A	2,274,185
4,800,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	5,436,000
8,400,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	8,673,000
700,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	6,054,575
1,735,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	15,523,942
1,373,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,902,298

			62,872,606

		Netherlands – 1.1%
12,995,000		Kingdom of Netherlands, 5.500%, 1/15/2028, (EUR)(c)	21,675,959
1,465,000		Listrindo Capital BV, 9.250%, 1/29/2015, 144A	1,652,329
1,000,000		OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	1,389,752

			24,718,040

		New Zealand – 1.0%
26,500,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	21,758,459

		Norway – 1.8%
223,125,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)(c)	40,810,111

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Peru – 0.5%
26,000,000	Republic of Peru, 7.840%, 8/12/2020, 144A, (PEN)	$10,567,697

	Poland – 0.3%
5,900,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	6,467,914

	Singapore – 1.9%
27,845,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	22,181,552
24,355,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	19,836,909

		42,018,461

	South Africa – 0.4%
8,495,000	Edcon Proprietary Ltd., 4.276%, 6/15/2014, 144A, (EUR)(b)	9,535,569

	Supranationals – 3.8%
1,700,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	22,609,979
8,770,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	5,284,295
17,470,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	19,330,004
90,681,660,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	8,796,423
285,470,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	22,644,329
373,700,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	8,361,553

		87,026,583

	Sweden – 1.7%
250,275,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)(c)	39,544,094

	Switzerland – 0.4%
8,500,000	Credit Suisse of New York, MTN, 4.375%, 8/05/2020	8,345,292

	Turkey – 0.4%
8,500,000	Akbank TAS, 5.125%, 7/22/2015, 144A	8,585,000

	United Arab Emirates – 2.0%
6,800,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	7,531,646
5,168,240	Dolphin Energy Ltd., 5.888%, 6/15/2019, 144A	5,530,017
29,110,000	DP World Ltd., 6.850%, 7/02/2037, 144A	26,767,955

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Arab Emirates – continued
$5,900,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	$5,707,536

		45,537,154

	United Kingdom – 6.2%
9,500,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	9,745,128
950,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	1,553,226
7,100,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	10,538,263
4,300,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,132,816
4,800,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,416,154
13,775,000	Rexam PLC, 6.750%, 6/01/2013, 144A	15,020,040
13,240,000	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	21,222,527
22,575,000	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	38,916,952
8,300,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	14,524,185
11,620,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	19,260,080

		139,329,371

	United States – 24.0%
6,055,000	Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017, (GBP)	10,501,818
3,895,000	Ally Financial, Inc., 6.875%, 8/28/2012	4,070,275
4,200,000	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	4,479,552
2,250,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	1,710,000
4,200,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	4,575,089
1,864,000	Arch Western Finance LLC, 6.750%, 7/01/2013	1,882,640
10,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A, 5.680%, 2/20/2014, 144A	10,927,327
5,655,000	Avnet, Inc., 5.875%, 6/15/2020	5,677,105
9,360,000	Bank of America Corp., 5.625%, 7/01/2020	9,542,445
1,265,000	Bank of America Credit Card Trust, Series 2007-B2, Class B2, 0.460%, 6/15/2016(b)	1,234,896
300,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	321,960
200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	205,358
100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	106,696

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$385,000	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	$397,466
6,350,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.483%, 8/17/2017, (EUR)(b)	7,872,147
840,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.340%, 9/15/2015(b)	834,325
2,622,015	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	2,708,556
1,000,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.510%, 4/15/2019(b)	961,033
9,650,000	Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A	9,658,970
5,130,000	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	6,905,673
100,000	Citibank Credit Card Issuance Trust, Series 2005-C1, Class C1, 5.500%, 3/24/2017	106,420
6,900,000	Citigroup, Inc., 5.500%, 2/15/2017	7,141,783
689,178	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	692,624
486,900	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	485,683
3,858,485	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	4,070,702
900,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.804%, 9/15/2039(b)	926,000
1,675,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	1,719,742
3,000,000	Crown Castle Towers LLC, 3.214%, 8/15/2035, 144A	2,953,263
6,300,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	6,546,368
3,401,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,548,335
8,590,000	CSC Holdings LLC, 8.500%, 4/15/2014	9,438,262
4,000,000	CSX Corp., 6.150%, 5/01/2037	4,300,648
3,958,000	CSX Corp., MTN, 6.000%, 10/01/2036	4,122,332
6,480,153	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	6,868,962
1,717,994	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	1,752,354
3,350,000	DISH DBS Corp., 6.625%, 10/01/2014	3,475,625
4,585,000	DISH DBS Corp., 7.000%, 10/01/2013	4,894,487
6,047,000	Embarq Corp., 7.995%, 6/01/2036	6,602,592
6,306,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	7,000,499
120,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	124,352

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$7,530,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	$8,108,492
12,790,000	Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/2027, 144A	12,592,008
4,500,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	4,835,754
10,195,000	Frontier Communications Corp., 6.250%, 1/15/2013	10,755,725
480,000	Frontier Communications Corp., 6.625%, 3/15/2015	501,600
888,000,000	General Electric Capital Corp., EMTN, 1.000%, 3/21/2012, (JPY)	10,984,885
4,540,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,914,550
180,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	205,650
1,805,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,220,150
1,250,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	1,844,650
8,568,851	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	8,634,391
1,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,056,650
700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	737,505
3,535,000	HCA, Inc., 5.750%, 3/15/2014	3,481,975
1,270,000	HCA, Inc., 6.250%, 2/15/2013	1,295,400
1,205,000	HCA, Inc., 6.375%, 1/15/2015	1,183,913
2,440,000	HCA, Inc., 6.500%, 2/15/2016	2,385,100
770,000	HCA, Inc., 6.750%, 7/15/2013	791,175
525,000	HCA, Inc., 7.500%, 11/06/2033	483,000
635,000	HCA, Inc., 7.690%, 6/15/2025	609,600
624,000	HCA, Inc., MTN, 7.580%, 9/15/2025	572,520
165,000	HCA, Inc., MTN, 7.750%, 7/15/2036	152,213
5,400,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	5,650,432
5,000,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B1, 4.940%, 3/25/2016, 144A	5,122,023
5,700,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,517,452
4,435,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	4,541,538
1,875,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	2,001,563

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,105,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	$1,087,592
26,740,000,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A, (IDR)	2,861,269
1,900,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	1,987,884
4,510,000	L-3 Communications Corp., 5.875%, 1/15/2015	4,594,562
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.883%, 6/15/2038(b)	324,639
5,267,133	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	5,426,051
5,200,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 1.308%, 3/19/2018, (Reg S), (EUR)(b)(d)	6,413,316
8,155,000	Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015	8,458,084
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,019,579
3,165,000	Morgan Stanley, 4.750%, 4/01/2014	3,241,045
2,070,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	3,363,248
200,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	220,401
125,000	Motorola, Inc., 6.500%, 9/01/2025	128,551
115,000	Motorola, Inc., 6.500%, 11/15/2028	113,188
6,120,000	Motorola, Inc., 6.625%, 11/15/2037	6,061,738
4,855,000	Nabors Industries, Inc., 6.150%, 2/15/2018	5,182,009
3,730,000	News America, Inc., 6.150%, 3/01/2037	3,888,835
540,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	530,550
6,140,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	6,147,675
3,599,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	3,607,997
5,995,000	Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.410%, 1/15/2015, 144A(b)	6,062,694
3,745,000	NRG Energy, Inc., 8.250%, 9/01/2020, 144A	3,838,625
7,740,000	Owens & Minor, Inc., 6.350%, 4/15/2016(e)	7,880,009
2,170,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	2,950,517
6,890,000	ProLogis, 6.625%, 5/15/2018	7,315,754
5,770,000	Prudential Financial, Inc., 5.375%, 6/21/2020	6,029,379
3,410,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,444,100

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$2,635,000	Qwest Corp., 6.875%, 9/15/2033	$2,588,887
5,165,000	Qwest Corp., 7.250%, 10/15/2035	5,061,700
5,285,000	Qwest Corp., 7.500%, 6/15/2023	5,245,362
10,745,000	Rowan Cos., Inc., 7.875%, 8/01/2019	12,469,594
2,325,801	Sierra Receivables Funding Co., Series 2009-2A, 4.520%, 8/20/2026, 144A	2,331,710
4,964,805	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	5,111,382
6,610,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	6,627,093
1,430,000	SUPERVALU, Inc., 7.500%, 11/15/2014	1,379,950
11,350,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	15,032,700
2,795,000	Time Warner, Inc., 6.950%, 1/15/2028	3,145,951
12,529,334	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	12,528,028
4,380,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,034,392
43,000,000	U.S. Treasury Note, 1.000%, 7/31/2011(c)	43,191,479
44,585,000	U.S. Treasury Note, 2.750%, 2/15/2019	44,010,255
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	318,398
2,427,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,188,498
1,950,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,358,885
9,465,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	9,709,038

		543,036,871

	Uruguay – 1.0%
188,429,063	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	9,493,635
215,698,615	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	12,365,626

		21,859,261

	Total Non-Convertible Bonds (Identified Cost $2,063,576,699)	2,167,272,671

Convertible Bonds – 0.5%

	United States – 0.5%
2,784,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	2,804,880
4,725,000	Ciena Corp., 0.875%, 6/15/2017	3,874,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	United States – continued
$1,500,000	ERP Operating LP, 3.850%, 8/15/2026	$1,575,000
3,820,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	3,576,475

	Total Convertible Bonds (Identified Cost $10,283,130)	11,830,855

	Total Bonds and Notes (Identified Cost $2,073,859,829)	2,179,103,526

Short-Term Investments – 1.3%

29,169,499	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $29,169,499 on 1/03/2011 collateralized by $9,120,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $10,089,000; $16,175,000 Federal National Mortgage Association, 2.050% due 10/08/2015 valued at $16,175,000; $3,510,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $3,492,450 including accrued interest(g) (Identified Cost $29,169,499)	29,169,499

	Total Investments – 97.6% (Identified Cost $2,103,029,328)(a)	2,208,273,025
	Other assets less liabilities – 2.4%	53,328,454

	Net Assets – 100.0%	$2,261,601,479

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Credit default swaps are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2010, the net unrealized appreciation on investments based on a cost of $2,109,992,193 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$115,957,271
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,676,439)

Net unrealized appreciation	$98,280,832

At September 30, 2010, the Fund had a capital loss carryforward of $65,247,241 of which $1,046,616 expires on September 30, 2014; $5,497,643 expires on September 30, 2015; $3,309,847 expires on September 30, 2016; $21,329,772 expires on September 30, 2017 and $34,063,363 expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $18,054,311. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	All or a portion of this security is held as collateral for open futures contracts and forward foreign currency contracts.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(e)	Illiquid security. At December 31, 2010, the value of this security amounted to $7,880,009 or 0.3% of net assets.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $420,149,951 or 18.6% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nouveau Sol
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities to or from the counterparty as collateral for the Fund’s counterparty’s net obligations under the contract. At December 31, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation/ (Depreciation)
Sell(1)	03/07/2011	Canadian Dollar	22,580,000	$22,679,600	$(406,962)
Sell(2)	03/16/2011	Danish Krone	230,000,000	41,223,030	(396,560)
Buy(3)	03/21/2011	Malaysian Ringgit	69,000,000	22,267,275	376,412
Sell(1)	03/15/2011	Mexican Peso	175,420,000	14,129,036	(39,076)
Buy(4)	03/02/2011	Polish Zloty	70,200,000	23,626,698	1,084,793
Sell(1)	02/28/2011	New Zealand Dollar	28,030,000	21,748,800	(809,409)
Buy(2)	01/13/2011	Singapore Dollar	29,000,000	22,597,389	383,337
Buy(1)	03/14/2011	South Korean Won	23,100,000,000	20,280,718	(44,842)
Buy(5)	03/14/2011	South Korean Won	21,500,000,000	18,875,993	(45,899)
Buy(2)	03/14/2011	South Korean Won	43,930,000,000	38,568,483	(119,320)

Total					$(17,526)

At December 31, 2010, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver(5)/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation/ (Depreciation)
03/17/2011	British Pound	14,800,000	Swiss Franc	22,899,596	$1,451,137

(1)	Counterparty is Credit Suisse.
(2)	Counterparty is Barclays.
(3)	Counterparty is JPMorgan Chase.
(4)	Counterparty is Morgan Stanley.
(5)	Counterparty is UBS.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity instrument or index for a specified price on a specified future date. When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash, foreign currency, or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price of the fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as liquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At December 31, 2010, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
30 Year U.S. Treasury Bond	03/22/2011	450	$54,956,250	$1,767,536

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$7,593,063	$23,649,015	$31,242,078
Canada	—	158,145,083	5,163,251	163,308,334
Supranational	—	78,665,030	8,361,553	87,026,583
All Other Non-Convertible Bonds*	—	1,885,695,676	—	1,885,695,676

Total Non-Convertible Bonds	—	2,130,098,852	37,173,819	2,167,272,671

Convertible Bonds*	—	11,830,855	—	11,830,855

Total Bonds and Notes	—	2,141,929,707	37,173,819	2,179,103,526

Short-Term Investments	—	29,169,499	—	29,169,499

Total Investments	—	2,171,099,206	37,173,819	2,208,273,025

Forward Foreign Currency Contracts (unrealized appreciation)*	—	1,844,542	—	1,844,542
Forward Cross Currency Contracts (unrealized appreciation)*	—	1,451,137	—	1,451,137
Futures Contracts (unrealized appreciation)*	1,767,536	—	—	1,767,536

Total	$1,767,536	$2,174,394,885	$37,173,819	$2,213,336,240

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,862,068)	$—	$(1,862,068)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$117,893	$(358,735)	$(27,740)	$23,917,597	$—	$—	$23,649,015
Canada	5,065,604	—	—	97,647	—	—	—	5,163,251
Supranational	—	—	—	117,025	8,244,528	—	—	8,361,553

Total	$5,065,604	$117,893	$(358,735)	$185,458	$32,163,599	$—	$—	$37,173,819

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the valued of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2010, the Fund used futures contracts in accordance with this objective.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and swap transactions. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2010, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(132,543)	—
Credit Suisse	(1,300,289)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

As of December 31, 2010, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $3,295,679 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $2,866,443.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of December 31, 2010:

Asset Derivatives	Foreign Exchange Contracts	Interest Rate Contracts
Forwards	$3,295,679	$—
Futures	—	1,767,536

Liability Derivatives	Foreign Exchange Contracts
Forwards	$(1,862,068)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	44.2%
Banking	5.7
Sovereigns	5.4
Supranational	3.8
Wirelines	3.0
ABS Car Loan	3.0
Local Authorities	2.7
Government Guaranteed	2.3
Government Owned - No Guarantee	2.2
Other Investments, less than 2% each	24.0
Short-Term Investments	1.3

Total Investments	97.6
Other assets less liabilities (including open forward foreign currency contracts, forward cross currency contracts and futures contracts)	2.4

Net Assets	100.0%

Currency Exposure at December 31, 2010 (Unaudited)

United States Dollar	37.2%
Euro	19.4
Japanese Yen	13.6
British Pound	6.0
Canadian Dollar	4.4
Other, less than 2% each	17.0

Total Investments	97.6
Other assets less liabilities (including open forward foreign currency contracts, forward cross currency contracts and futures contracts)	2.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 92.2% of Net Assets

Non-Convertible Bonds – 80.5%

	ABS Home Equity – 1.3%
$250,000	Asset Backed Funding Certificates, Series 2006-HE1, Class A2B, 0.371%, 1/25/2037(b)	$150,765
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	66,620
75,000	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.781%, 3/25/2035(b)	46,812
125,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.711%, 6/25/2035(b)	87,105
100,000	Park Place Securities, Inc., Series 2004-WCW2, Class M2, 0.911%, 10/25/2034(b)	74,942
225,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.761%, 7/25/2035(b)	168,747
116,907	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.911%, 12/26/2034(b)	100,936
129,271	Structured Asset Investment Loan Trust, Series 2004-9, Class M1, 0.911%, 10/25/2034(b)	77,962
161,910	Structured Asset Securities Corp., Series 2007-EQ1, Class A2, 0.351%, 3/25/2037(b)	112,561

		886,450

	ABS Other – 0.1%
66,947	Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	63,133

	Aerospace & Defense – 1.4%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	867,300
35,000	Oshkosh Corp., 8.250%, 3/01/2017	38,063

		905,363

	Airlines – 3.0%
20,294	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	20,396
132,582	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	138,548
50,324	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	49,820
117,894	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	117,010
126,405	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	126,405
6,370	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	6,401
63,297	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	63,139
198,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	215,572
203,140	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	215,328

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$626,946	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	$639,485
381,997	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	395,367

		1,987,471

	Automotive – 3.1%
139,000	Cummins, Inc., 6.750%, 2/15/2027	144,974
165,000	Ford Motor Co., 6.625%, 2/15/2028	159,637
35,000	Ford Motor Co., 7.125%, 11/15/2025	34,825
775,000	Ford Motor Co., 7.450%, 7/16/2031	830,219
110,000	Ford Motor Co., 7.500%, 8/01/2026	111,100
225,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	251,428
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	302,400
200,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	215,500

		2,050,083

	Building Materials – 1.6%
110,000	Masco Corp., 4.800%, 6/15/2015	108,299
155,000	Masco Corp., 6.500%, 8/15/2032	136,395
130,000	Owens Corning, Inc., 7.000%, 12/01/2036	133,940
720,000	USG Corp., 6.300%, 11/15/2016	630,000
30,000	USG Corp., 9.750%, 1/15/2018	29,100

		1,037,734

	Chemicals – 2.0%
60,000	Georgia Gulf Corp., 9.000%, 1/15/2017, 144A	65,100
675,000	Hercules, Inc., 6.500%, 6/30/2029	523,125
160,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020, 144A	169,200
110,000	Koppers, Inc., 7.875%, 12/01/2019	117,975
148,000	LBI Escrow Corp., 8.000%, 11/01/2017, 144A	163,725
150,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	144,326
160,000	Momentive Performance Materials, Inc., 9.000%, 1/15/2021, 144A	168,800

		1,352,251

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – 3.0%
$152,112	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.521%, 1/25/2036(b)	$94,962
43,712	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.264%, 10/25/2034(b)	33,784
122,053	Banc of America Funding Corp., Series 2005-5, Class 1A11, 5.500%, 9/25/2035	113,331
166,355	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.873%, 11/25/2035(b)	147,885
193,496	Impac CMB Trust, Series 2005-3, Class A1, 0.501%, 8/25/2035(b)	136,720
173,276	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.965%, 4/25/2035(b)	144,969
246,013	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.761%, 1/25/2036(b)	166,356
268,261	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	226,916
108,981	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.696%, 3/25/2035(b)	95,653
321,815	Master Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.421%, 1/25/2047(b)	185,895
46,287	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A1, 2.331%, 12/25/2034(b)	43,740
205,834	Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 5.149%, 11/25/2037(b)	140,961
385,482	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.441%, 11/25/2036(b)	221,951
8,884	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.808%, 3/25/2035(b)	8,179
203,588	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.860%, 4/25/2035(b)	192,454

		1,953,756

	Construction Machinery – 0.2%
140,000	Terex Corp., 8.000%, 11/15/2017	141,400

	Consumer Cyclical Services – 0.0%
1,000	KAR Auction Services, Inc., 10.000%, 5/01/2015	1,060

	Consumer Products – 0.2%
120,000	Visant Corp., 10.000%, 10/01/2017, 144A	127,500

	Electric – 6.2%
20,000	AES Corp. (The), 8.000%, 10/15/2017	21,150
325,000	AES Corp. (The), 8.000%, 6/01/2020	344,500
625,000	Calpine Corp., 7.500%, 2/15/2021, 144A	615,625
51,200	CE Generation LLC, 7.416%, 12/15/2018	52,519
200,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A	187,053

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$195,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	$123,825
325,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	191,750
350,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	233,625
525,000	Edison Mission Energy, 7.625%, 5/15/2027	379,313
460,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	184,000
355,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	330,150
345,000	RRI Energy, Inc., 7.875%, 6/15/2017	334,650
160,000	TXU Corp., Series P, 5.550%, 11/15/2014	97,200
1,415,000	TXU Corp., Series Q, 6.500%, 11/15/2024	523,550
515,000	TXU Corp., Series R, 6.550%, 11/15/2034	182,825
365,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	323,970

		4,125,705

	Food & Beverage – 0.6%
40,000	Dean Foods Co., 6.900%, 10/15/2017	34,700
300,000	Dean Foods Co., 7.000%, 6/01/2016	275,250
110,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	115,775

		425,725

	Gaming – 1.1%
220,000	Harrah’s Operating Co., Inc., 10.000%, 12/15/2018	200,750
290,000	MGM Resorts International, 7.500%, 6/01/2016	271,150
145,000	MGM Resorts International, 7.625%, 1/15/2017	135,575
115,000	MGM Resorts International, 9.000%, 3/15/2020, 144A	126,500

		733,975

	Government Owned - No Guarantee – 0.8%
600,000	DP World Ltd., 6.850%, 7/02/2037, 144A	551,727

	Healthcare – 6.0%
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021, 144A	5,000
10,000	HCA, Inc., 5.750%, 3/15/2014	9,850
510,000	HCA, Inc., 6.375%, 1/15/2015	501,075

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$720,000	HCA, Inc., 6.500%, 2/15/2016	$703,800
430,000	HCA, Inc., 7.050%, 12/01/2027	375,175
30,000	HCA, Inc., 7.500%, 12/15/2023	27,525
840,000	HCA, Inc., 7.500%, 11/06/2033	772,800
160,000	HCA, Inc., 7.690%, 6/15/2025	153,600
40,000	HCA, Inc., 8.360%, 4/15/2024	39,300
200,000	HCA, Inc., MTN, 7.580%, 9/15/2025	183,500
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	18,450
330,000	Quintiles Transnational Corp., 9.500%, 12/30/2014, 144A(d)	338,250
1,015,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	812,000

		3,940,325

	Home Construction – 2.3%
390,000	KB Home, 5.875%, 1/15/2015	380,250
265,000	KB Home, 6.250%, 6/15/2015	262,350
290,000	KB Home, 7.250%, 6/15/2018	275,500
215,000	Lennar Corp., 6.950%, 6/01/2018	204,250
475,000	Pulte Group, Inc., 6.000%, 2/15/2035	351,500
100,000	Pulte Group, Inc., 6.375%, 5/15/2033	75,500

		1,549,350

	Independent Energy – 4.0%
260,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	276,407
1,320,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,379,407
335,000	QEP Resources, Inc., 6.875%, 3/01/2021	351,750
620,000	Swift Energy Co., 7.125%, 6/01/2017	621,550

		2,629,114

	Industrial Other – 0.7%
305,000	Chart Industries, Inc., 9.125%, 10/15/2015	314,150
155,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	141,050

		455,200

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – 0.6%
$370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	$393,979

	Lodging – 0.7%
55,000	Felcor Lodging LP, 10.000%, 10/01/2014	61,600
50,000	Host Marriott LP, Series O, 6.375%, 3/15/2015	50,750
315,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	339,413

		451,763

	Media Cable – 1.0%
640,000	CSC Holdings LLC, 7.625%, 7/15/2018	694,400

	Media Non-Cable – 0.7%
395,000	Intelsat SA, 11.250%, 2/04/2017	430,550

	Metals & Mining – 1.0%
330,000	ArcelorMittal, 7.000%, 10/15/2039	342,468
80,000	United States Steel Corp., 6.050%, 6/01/2017	78,900
275,000	United States Steel Corp., 6.650%, 6/01/2037	231,000

		652,368

	Non-Captive Consumer – 3.8%
200,000	American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	189,000
100,000	American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	94,125
220,000	American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	199,650
100,000	American General Finance Corp., Series J, MTN, 5.200%, 12/15/2011	97,125
500,000	American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017	393,750
300,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	242,250
235,000	Residential Capital LLC, 9.625%, 5/15/2015	237,350
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	55,248
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	666,953
306,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	318,045

		2,493,496

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – 2.9%
$60,000	Ally Financial, Inc., 7.500%, 9/15/2020, 144A	$62,925
331,000	Ally Financial, Inc., 8.000%, 11/01/2031	356,652
95,000	Ally Financial, Inc., 8.300%, 2/12/2015	104,500
45,000	CIT Group, Inc., 7.000%, 5/01/2016	45,169
675,000	CIT Group, Inc., 7.000%, 5/01/2017	676,687
30,000	International Lease Finance Corp., 5.875%, 5/01/2013	30,338
120,000	International Lease Finance Corp., 8.250%, 12/15/2020	123,600
185,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	183,612
130,000	iStar Financial, Inc., 5.150%, 3/01/2012	122,850
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	64,594
190,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	174,325

		1,945,252

	Oil Field Services – 1.6%
680,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	659,600
130,000	Parker Drilling Co., 9.125%, 4/01/2018	135,850
235,000	Pioneer Drilling Co., 9.875%, 3/15/2018	248,513

		1,043,963

	Paper – 2.2%
249,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	261,450
495,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	534,600
190,000	Westvaco Corp., 7.950%, 2/15/2031	191,641
455,000	Westvaco Corp., 8.200%, 1/15/2030	479,814

		1,467,505

	Refining – 0.9%
500,000	Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	460,000
150,000	Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	132,750

		592,750

	REITs - Shopping Centers – 0.3%
190,000	Developers Diversified Realty Corp., 7.875%, 9/01/2020	212,773

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 3.4%
$155,000	Dillard’s, Inc., 6.625%, 1/15/2018	$151,125
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	415,200
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	173,250
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	72,375
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	285,600
20,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	18,200
180,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	171,000
985,000	Toys R Us, Inc., 7.375%, 10/15/2018	965,300

		2,252,050

	Supermarkets – 2.2%
70,000	American Stores Co., 8.000%, 6/01/2026	59,850
1,075,000	New Albertson’s, Inc., 7.450%, 8/01/2029	806,250
220,000	New Albertson’s, Inc., 7.750%, 6/15/2026	169,400
30,000	New Albertson’s, Inc., 8.000%, 5/01/2031	22,500
605,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	423,500

		1,481,500

	Technology – 6.2%
90,000	Activant Solutions, Inc., 9.500%, 5/01/2016	90,000
125,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020, 144A	129,687
190,000	Advanced Micro Devices, Inc., 8.125%, 12/15/2017	201,400
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,385,800
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	230,550
350,000	First Data Corp., 8.250%, 1/15/2021, 144A	336,000
860,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	584,800
125,000	Nortel Networks Ltd., 6.875%, 9/01/2023(e)	27,500
90,000	Xerox Capital Trust I, 8.000%, 2/01/2027	91,575

		4,077,312

	Textile – 0.5%
425,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	340,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – 1.1%
$185,000	APL Ltd., 8.000%, 1/15/2024(c)	$126,725
25,426	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(f)	24,155
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)	282,959
155,000	Overseas Shipholding Group, 7.500%, 2/15/2024	134,462
130,000	Teekay Corp., 8.500%, 1/15/2020	141,537

		709,838

	Wireless – 3.6%
520,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	510,900
170,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,212
125,000	NII Capital Corp., 8.875%, 12/15/2019	134,688
760,000	NII Capital Corp., 10.000%, 8/15/2016	841,700
311,000	Sprint Capital Corp., 6.875%, 11/15/2028	272,125
20,000	Sprint Capital Corp., 6.900%, 5/01/2019	19,750
457,000	Sprint Nextel Corp., 6.000%, 12/01/2016	441,576

		2,390,951

	Wirelines – 10.2%
765,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	707,625
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	327,000
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	173,800
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	192,188
257,785	FairPoint Communications, Inc., 13.125%, 4/02/2018(e)	23,201
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	13,950
80,000	Frontier Communications Corp., 7.125%, 3/15/2019	82,200
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	287,625
805,000	Frontier Communications Corp., 7.875%, 1/15/2027	772,800
790,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	726,800
835,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	828,737
1,030,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,022,275

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$448,800
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	311,850
190,000	Qwest Corp., 6.875%, 9/15/2033	186,675
10,000	Qwest Corp., 7.250%, 9/15/2025	10,500
375,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	352,148
290,000	Telecom Italia Capital SA, 7.721%, 6/04/2038	287,361

		6,755,535

	Total Non-Convertible Bonds (Identified Cost $53,579,873)	53,303,307

Convertible Bonds – 11.7%

	Automotive – 2.3%
75,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	82,219
640,000	Ford Motor Co., 4.250%, 11/15/2016	1,279,200
115,000	Navistar International Corp., 3.000%, 10/15/2014	153,525

		1,514,944

	Diversified Manufacturing – 0.7%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	171,063
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	313,087

		484,150

	Electric – 0.7%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	462,825

	Healthcare – 1.0%
445,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	416,631
165,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	166,444
55,000	Omnicare, Inc., 3.750%, 12/15/2025	61,325

		644,400

	Independent Energy – 0.2%
25,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	19,469
30,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	26,775
90,000	Penn Virginia Corp., 4.500%, 11/15/2012	89,100

		135,344

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Lodging – 0.5%
$355,000	Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	$351,450

	Media Non-Cable – 0.1%
151,032	Liberty Media LLC, 3.500%, 1/15/2031	81,746

	Metals & Mining – 0.5%
230,000	Peabody Energy Corp., 4.750%, 12/15/2066	297,563

	Non-Captive Diversified – 0.0%
5,000	iStar Financial, Inc., 0.790%, 10/01/2012(b)	4,450

	Pharmaceuticals – 1.3%
380,000	Amylin Pharmaceuticals, Inc., 3.000%, 6/15/2014	329,650
325,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	493,187
50,000	Kendle International, Inc., 3.375%, 7/15/2012	46,500

		869,337

	Technology – 2.9%
119,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	119,892
5,000	Ciena Corp., 0.250%, 5/01/2013	4,575
565,000	Ciena Corp., 0.875%, 6/15/2017	463,300
290,000	Ciena Corp., 3.750%, 10/15/2018, 144A	361,775
30,000	Ciena Corp., 4.000%, 3/15/2015	37,575
435,000	Intel Corp., 2.950%, 12/15/2035	433,369
440,000	Intel Corp., 3.250%, 8/01/2039	527,450

		1,947,936

	Wirelines – 1.5%
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	955,695

	Total Convertible Bonds (Identified Cost $6,269,267)	7,749,840

	Total Bonds and Notes (Identified Cost $59,849,140)	61,053,147

Bank Loans – 0.2%

	Media Non-Cable – 0.2%
181,970	Tribune Company, Term Loan X, 5.000%, 6/04/2009(e)(h)(i)	121,920

Principal Amount	Description	Value (†)

Bank Loans – continued

	Wireless – 0.0%
$30,539	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(d)(h)	$30,686

	Total Bank Loans (Identified Cost $234,962)	152,606

Shares	Description	Value (†)

Preferred Stocks – 3.9%

Convertible Preferred Stocks – 2.7%

	Automotive – 1.3%
10,200	Ford Motor Co. Capital Trust II, 6.500%	528,972
6,350	General Motors Co., Series B, 4.750%	343,598

		872,570

	Capital Markets – 0.3%
5,724	Newell Financial Trust I, 5.250%	240,408

	Electric Utilities – 0.6%
7,975	AES Trust III, 6.750%	390,775

	Oil, Gas & Consumable Fuels – 0.5%
8,050	El Paso Energy Capital Trust I, 4.750%	312,904

	Total Convertible Preferred Stocks (Identified Cost $1,592,162)	1,816,657

Non-Convertible Preferred Stock – 1.2%

	Banking – 1.2%
803	Ally Financial, Inc., Series G, 7.000%, 144A (Identified Cost $438,790)	758,910

	Total Preferred Stocks (Identified Cost $2,030,952)	2,575,567

Common Stocks – 0.4%

	Media – 0.0%
321	Dex One Corp.(f)	2,395

	Oil, Gas & Consumable Fuels – 0.4%
9,278	Chesapeake Energy Corp.	240,393

	Wireless – 0.0%
1,017	Hawaiian Telcom Holdco, Inc.(f)	28,476

	Total Common Stocks (Identified Cost $430,632)	271,264

Principal Amount	Description	Value (†)

Short-Term Investments – 1.9%

$1,243,122	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $1,243,122 on 1/03/2011 collateralized by $100,000 Federal Home Loan Mortgage Corp., 6.250% due 7/15/2032 valued at $124,375; $1,150,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $1,144,250 including accrued interest(j) (Identified Cost $1,243,122)	$1,243,122

	Total Investments – 98.6% (Identified Cost $63,788,808)(a)	65,295,706
	Other assets less liabilities – 1.4%	915,509

	Net Assets – 100.0%	$66,211,215

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $63,844,374 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,248,988
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,797,656)

Net unrealized appreciation	$1,451,332

At September 30, 2010, the Fund had a capital loss carryforward of $6,037,260 of which $811,815 expires on September 30, 2017 and $5,225,445 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $1,590,390 or 2.4% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(i)	Issuer has filed for bankruptcy.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $9,483,290 or 14.3% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Retailers	$—	$1,966,450	$285,600	$2,252,050
All Other Non-Convertible Bonds*	—	51,051,257	—	51,051,257

Total Non-Convertible Bonds	—	53,017,707	285,600	53,303,307

Convertible Bonds*	—	7,749,840	—	7,749,840

Total Bonds and Notes	—	60,767,547	285,600	61,053,147

Bank Loans*	—	152,606	—	152,606
Preferred Stocks
Convertible Preferred Stocks
Automotive	872,570	—	—	872,570
Capital Markets	—	240,408	—	240,408
Electric Utilities	390,775	—	—	390,775
Oil, Gas & Consumable Fuels	312,904	—	—	312,904

Total Convertible Preferred Stocks	1,576,249	240,408	—	1,816,657

Non-Convertible Preferred Stocks*	—	758,910	—	758,910

Total Preferred Stocks	1,576,249	999,318	—	2,575,567

Common Stocks*	271,264	—	—	271,264
Short-Term Investments	—	1,243,122	—	1,243,122

Total	$1,847,513	$63,162,593	$285,600	$65,295,706

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds Retailers	$—	$201	$—	$21,499	$—	$263,900	$—	$285,600

A debt security valued at $263,900 was transferred from Level 2 to Level 3 during the period ended December 31, 2010. At September 30, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund; at December 31, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Wirelines	11.7%
Technology	9.1
Healthcare	7.0
Electric	6.9
Automotive	6.7
Independent Energy	4.2
Non-Captive Consumer	3.8
Wireless	3.6
Retailers	3.4
Airlines	3.0
Collateralized Mortgage Obligations	3.0
Non-Captive Diversified	2.9
Home Construction	2.3
Supermarkets	2.2
Paper	2.2
Chemicals	2.0
Other Investments, less than 2% each	22.7
Short-Term Investments	1.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 97.5% of Net Assets

	Automotive – 0.5%
$60,000	Ford Motor Co., 7.450%, 7/16/2031	$64,275

	Banking – 1.1%
10,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033	10,595
145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	148,247

		158,842

	Building Materials – 0.1%
10,000	Masco Corp., 7.125%, 3/15/2020	10,461

	Chemicals – 0.2%
25,000	CF Industries, Inc., 6.875%, 5/01/2018	26,750

	Collateralized Mortgage Obligations – 0.2%
30,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	29,168

	Construction Machinery – 1.2%
165,000	Joy Global, Inc., 6.625%, 11/15/2036	162,872

	Food & Beverage – 0.8%
40,000	Bottling Group LLC, 5.125%, 1/15/2019	43,636
75,000	Dean Foods Co., 6.900%, 10/15/2017	65,063

		108,699

	Independent Energy – 0.2%
35,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	35,175

	Life Insurance – 0.4%
60,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	59,131

	Lodging – 0.3%
50,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	49,063

	Media Non-Cable – 0.2%
30,000	CBS Corp., 5.500%, 5/15/2033	27,577

	Metals & Mining – 0.9%
85,000	Alcoa, Inc., 5.950%, 2/01/2037	79,665

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$55,000	United States Steel Corp., 6.650%, 6/01/2037	$46,200

		125,865

	Paper – 0.6%
70,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	80,150

	Pharmaceuticals – 0.1%
10,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	9,950

	Pipelines – 0.2%
3,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	3,268
30,000	Southern Natural Gas Co., 7.350%, 2/15/2031	31,959

		35,227

	Sovereigns – 0.9%
15,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	129,741

	Technology – 0.8%
105,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	116,377

	Textile – 0.1%
10,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	8,000

	Tobacco – 1.3%
130,000	Altria Group, Inc., 9.950%, 11/10/2038	183,187

	Treasuries – 83.6%
699,440	U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028	712,008
115,700	U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026	122,849
354,159	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040	374,856
290,060	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025	322,782
276,545	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	307,332
887,134	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032	1,146,551
303,408	U.S. Treasury Inflation Indexed Note, 1.375%, 1/15/2020	315,307
1,030,833	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015	1,099,206
527,190	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018	564,134
756,147	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013	806,301

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$747,713	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015	$809,983
301,823	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014	324,036
852,776	U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014	921,731
920,087	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016	1,001,888
726,624	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017	809,732
297,809	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016	334,244
638,414	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017	726,545
851,452	U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012	904,402
820,000	U.S. Treasury STRIPS, Zero Coupon, 5/15/2040	212,717

		11,816,604

	Wireless – 0.8%
10,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	9,825
20,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	20,025
5,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	5,012
85,000	Sprint Capital Corp., 6.875%, 11/15/2028	74,375

		109,237

	Wirelines – 3.0%
3,000	AT&T Corp., 8.000%, 11/15/2031	3,771
91,000	AT&T, Inc., 5.350%, 9/01/2040, 144A	85,582
30,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	31,828
5,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,344
15,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	17,157
35,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	35,728
70,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	71,511
165,000	Embarq Corp., 7.995%, 6/01/2036	180,160

		431,081

	Total Bonds and Notes (Identified Cost $13,096,694)	13,777,432

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 6.0%

$844,726	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $844,726 on 1/03/2011 collateralized by $870,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $865,650 including accrued interest(b) (Identified Cost $844,726)	$844,726

	Total Investments – 103.5% (Identified Cost $13,941,420)(a)	14,622,158
	Other assets less liabilities – (3.5)%	(493,173)

	Net Assets – 100.0%	$14,128,985

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $14,074,138 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$616,035
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(68,015)

Net unrealized appreciation	$548,020

At September 30, 2010, the Fund had a capital loss carryforward of $523,334 of which $19,853 expires on September 30, 2014; $155,005 expires on September 30, 2015; $110,122 expires on September 30, 2017 and $238,354 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.
(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $160,007 or 1.1% of net assets.
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
CAD	Canadian Dollar
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$13,777,432	$—	$13,777,432
Short-Term Investments	—	844,726	—	844,726

Total	$—	$14,622,158	$—	$14,622,158

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	83.6%
Wirelines	3.0
Other Investments, less than 2% each	10.9
Short-Term Investments	6.0

Total Investments	103.5
Other assets less liabilities	(3.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 85.7% of Net Assets

Non-Convertible Bonds – 65.8%

	Aerospace & Defense – 0.6%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	$137,926
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,131,500

		2,269,426

	Airlines – 1.3%
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	1,037,702
6,244	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	6,276
338,154	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	377,042
137,581	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	138,269
153,373	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	152,990
407,108	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	415,250
461,897	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	478,064
1,970,000	United Air Lines, Inc., 9.875%, 8/01/2013, 144A	2,122,675
585,000	US Airways Pass Through Trust, Series 2010-1, Class B, 8.500%, 10/22/2018	585,000

		5,313,268

	Automotive – 2.0%
500,000	Cummins, Inc., 6.750%, 2/15/2027	521,488
150,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	205,456
15,000	Ford Motor Co., 6.375%, 2/01/2029	14,288
20,000	Ford Motor Co., 6.500%, 8/01/2018	20,700
95,000	Ford Motor Co., 6.625%, 2/15/2028	91,913
1,945,000	Ford Motor Co., 6.625%, 10/01/2028	1,881,787
230,000	Ford Motor Co., 7.125%, 11/15/2025	228,850
1,905,000	Ford Motor Co., 7.450%, 7/16/2031	2,040,731
40,000	Ford Motor Co., 7.500%, 8/01/2026	40,400
940,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,050,411

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$1,975,050

		8,071,074

	Banking – 0.9%
10,477,600,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A, (IDR)	1,135,209
5,376,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A, (IDR)	590,167
18,504,768,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A, (IDR)	2,031,417

		3,756,793

	Building Materials – 1.9%
440,000	Masco Corp., 5.850%, 3/15/2017	438,485
750,000	Masco Corp., 6.125%, 10/03/2016	766,477
670,000	Masco Corp., 6.500%, 8/15/2032	589,581
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,262,131
4,595,000	USG Corp., 6.300%, 11/15/2016	4,020,625
620,000	USG Corp., 9.750%, 1/15/2018	601,400

		7,678,699

	Chemicals – 2.3%
2,558,000	Hercules, Inc., 6.500%, 6/30/2029	1,982,450
475,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	507,656
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	1,477,440
430,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	394,525
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	2,423,118
3,055,000	Reichhold Industries, Inc., 9.000%, 8/15/2014, 144A(b)	2,696,037

		9,481,226

	Collateralized Mortgage Obligations – 0.3%
560,054	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.760%, 4/25/2037(c)	403,745
787,440	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	694,802
199,460	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.904%, 7/25/2047(c)	126,360

		1,224,907

	Commercial Mortgage-Backed Securities – 0.3%
555,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	569,825

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$92,732	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.908%, 4/25/2035(c)	$81,151
415,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(c)	434,196
205,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	213,213

		1,298,385

	Construction Machinery – 0.6%
295,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	309,750
1,200,000	Terex Corp., 8.000%, 11/15/2017	1,212,000
965,000	United Rentals North America, Inc., 10.875%, 6/15/2016	1,102,512

		2,624,262

	Consumer Cyclical Services – 0.0%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	122,175
90,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	72,450

		194,625

	Consumer Products – 0.3%
945,000	Acco Brands Corp., 7.625%, 8/15/2015	945,000
400,000	Visant Corp., 10.000%, 10/01/2017, 144A	425,000

		1,370,000

	Electric – 2.0%
645,000	AES Corp. (The), 7.750%, 10/15/2015	688,538
316,470	AES Ironwood LLC, 8.857%, 11/30/2025	314,887
100,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	63,500
490,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	289,100
1,500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,001,250
315,854	Midwest Generation LLC, Series B, 8.560%, 1/02/2016	319,013
1,685,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)	674,000
697,500	Quezon Power Philippines Co., 8.860%, 6/15/2017	727,144
1,025,000	RRI Energy, Inc., 7.875%, 6/15/2017	994,250
2,090,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	1,180,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$920,000	TXU Corp., Series P, 5.550%, 11/15/2014	$558,900
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	560,550
420,000	TXU Corp., Series R, 6.550%, 11/15/2034	149,100
1,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)	887,590

		8,408,672

	Food & Beverage – 0.2%
475,000	ARAMARK Corp., 5.000%, 6/01/2012	479,750
255,000	Smithfield Foods, Inc., 7.750%, 7/01/2017	265,200

		744,950

	Government Owned - No Guarantee – 0.3%
400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	367,818
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	980,511

		1,348,329

	Healthcare – 4.5%
1,135,000	Gentiva Health Services, Inc., 11.500%, 9/01/2018	1,237,150
410,000	HCA, Inc., 5.750%, 3/15/2014	403,850
30,000	HCA, Inc., 6.250%, 2/15/2013	30,600
560,000	HCA, Inc., 6.375%, 1/15/2015	550,200
550,000	HCA, Inc., 6.500%, 2/15/2016	537,625
20,000	HCA, Inc., 6.750%, 7/15/2013	20,550
1,020,000	HCA, Inc., 7.050%, 12/01/2027	889,950
965,000	HCA, Inc., 7.190%, 11/15/2015	945,700
865,000	HCA, Inc., 7.500%, 12/15/2023	793,637
4,240,000	HCA, Inc., 7.500%, 11/06/2033	3,900,800
1,370,000	HCA, Inc., 7.690%, 6/15/2025	1,315,200
375,000	HCA, Inc., 8.360%, 4/15/2024	368,438
560,000	HCA, Inc., MTN, 7.580%, 9/15/2025	513,800
1,520,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,402,200
6,874,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	5,499,200

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$300,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	$319,500

		18,728,400

	Home Construction – 0.9%
185,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	141,525
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	760,950
425,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	350,625
272,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	225,080
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	537,937
10,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	8,650
1,260,000	KB Home, 7.250%, 6/15/2018	1,197,000
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	296,000

		3,517,767

	Independent Energy – 1.4%
250,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	336,163
1,110,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	1,115,550
1,415,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,432,687
704,000	Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	707,520
910,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	967,425
920,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	961,405
415,000	Swift Energy Co., 7.125%, 6/01/2017	416,037

		5,936,787

	Life Insurance – 0.6%
1,810,000	MetLife, Inc., 10.750%, 8/01/2069	2,425,400

	Local Authorities – 4.1%
12,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	12,911,657
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,928,742

		16,840,399

	Media Non-Cable – 0.9%
440,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	431,200

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Non-Cable – continued
$3,265,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	$3,167,050

		3,598,250

	Metals & Mining – 3.0%
4,290,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	3,861,000
4,740,000	United States Steel Corp., 6.050%, 6/01/2017	4,674,825
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,696,800
2,035,000	United States Steel Corp., 7.000%, 2/01/2018	2,065,525

		12,298,150

	Non-Captive Consumer – 4.2%
1,050,000	American General Finance Corp., 3.250%, 1/16/2013, (EUR)	1,221,391
900,000	American General Finance Corp., MTN, 5.750%, 9/15/2016	697,500
680,000	American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	642,600
900,000	American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	847,125
2,920,000	American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	2,649,900
400,000	American General Finance Corp., Series J, MTN, 5.200%, 12/15/2011	388,500
300,000	American General Finance Corp., Series J, MTN, 5.900%, 9/15/2012	283,500
800,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	646,000
4,350,000	Residential Capital LLC, 9.625%, 5/15/2015	4,393,500
750,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	722,520
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	97,746
3,100,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,432,418
2,020,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,099,511

		17,122,211

	Non-Captive Diversified – 5.3%
149,000	Ally Financial, Inc., 6.750%, 12/01/2014	156,822
94,000	Ally Financial, Inc., 6.875%, 8/28/2012	98,230
314,000	Ally Financial, Inc., 7.500%, 12/31/2013	336,765
585,000	Ally Financial, Inc., 8.000%, 12/31/2018	618,637
208,000	Ally Financial, Inc., 8.000%, 11/01/2031	224,120

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$2,955,000	Ally Financial, Inc., 8.300%, 2/12/2015	$3,250,500
596,573	CIT Group, Inc., 7.000%, 5/01/2013	608,504
894,866	CIT Group, Inc., 7.000%, 5/01/2014	903,815
894,866	CIT Group, Inc., 7.000%, 5/01/2015	897,103
2,021,450	CIT Group, Inc., 7.000%, 5/01/2016	2,029,030
5,013,031	CIT Group, Inc., 7.000%, 5/01/2017	5,025,564
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	198,648
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,422,101
375,000	International Lease Finance Corp., 4.750%, 1/13/2012	377,344
455,000	International Lease Finance Corp., 5.000%, 9/15/2012	457,844
490,000	International Lease Finance Corp., 8.250%, 12/15/2020	504,700
320,000	International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	320,000
820,000	International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	837,425
65,000	iStar Financial, Inc., 5.500%, 6/15/2012	60,938
110,000	iStar Financial, Inc., 5.850%, 3/15/2017	94,738
285,000	iStar Financial, Inc., 5.875%, 3/15/2016	245,456
20,000	iStar Financial, Inc., 6.050%, 4/15/2015	17,375
1,770,000	iStar Financial, Inc., 8.625%, 6/01/2013	1,646,100
120,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	108,300
565,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	518,387

		21,958,446

	Oil Field Services – 0.1%
210,000	Parker Drilling Co., 9.125%, 4/01/2018	219,450

	Packaging – 0.4%
1,555,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	1,652,187

	Paper – 2.5%
1,240,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,342,300
3,620,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	4,086,075

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – continued
$1,270,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	$1,450,975
2,930,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	3,603,900

		10,483,250

	Pipelines – 1.7%
1,430,000	El Paso Corp., 6.950%, 6/01/2028	1,321,411
1,055,000	El Paso Corp., 7.420%, 2/15/2037	993,610
2,210,000	El Paso Corp., GMTN, 7.750%, 1/15/2032	2,198,355
550,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	547,109
1,105,000	El Paso Corp., GMTN, 8.050%, 10/15/2030	1,121,125
1,000,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	1,007,500

		7,189,110

	Property & Casualty Insurance – 0.8%
940,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	505,250
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	2,819,386

		3,324,636

	Railroads – 0.1%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	238,640
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	30,000

		268,640

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	483,865

	Retailers – 3.5%
430,000	Dillard’s, Inc., 6.625%, 1/15/2018	419,250
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	389,250
750,000	Dillard’s, Inc., 7.130%, 8/01/2018	742,500
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,762,350
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	114,375
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	164,050
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,712,580

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$3,494,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	$3,424,120
295,000	Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028	292,787
5,185,000	Toys R Us, Inc., 7.375%, 10/15/2018	5,081,300
197,000	Toys R Us, Inc., 7.875%, 4/15/2013	207,343

		14,309,905

	Sovereigns – 3.1%
1,881,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	239,582
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,948,927
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	804,946
4,897,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	488,741
208,681(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	1,754,610
95,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	823,539
180,000(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	1,561,700
700,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	727,655
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	202,652
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,608,762
11,115,000	Republic of Iceland, Zero Coupon, 3/15/2011, (ISK)	52,779
15,635,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	76,663
49,000,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	257,660
59,020,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	290,833

		12,839,049

	Supermarkets – 1.5%
110,000	American Stores Co., 8.000%, 6/01/2026	94,050
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	1,417,400
2,250,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,687,500
440,000	New Albertson’s, Inc., 7.750%, 6/15/2026	338,800
2,935,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,201,250
180,000	New Albertson’s, Inc., 8.700%, 5/01/2030	144,450

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$240,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$168,000

		6,051,450

	Supranational – 0.2%
1,639,380,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	159,025
8,600,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	806,930

		965,955

	Technology – 3.1%
90,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020, 144A	93,375
6,580,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	5,198,200
3,055,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	2,428,725
801,000	Corning, Inc., 6.850%, 3/01/2029	885,954
960,000	Eastman Kodak Co., 7.250%, 11/15/2013	943,200
60,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	62,700
210,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	221,025
190,000	Motorola, Inc., 6.500%, 9/01/2025	195,398
700,000	Motorola, Inc., 6.500%, 11/15/2028	688,972
70,000	Motorola, Inc., 6.625%, 11/15/2037	69,334
2,275,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	1,547,000
1,000,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	220,000

		12,553,883

	Textile – 0.2%
890,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	712,000

	Transportation Services – 1.2%
2,685,000	APL Ltd., 8.000%, 1/15/2024(b)	1,839,225
1,636,794	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(e)	1,554,954
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)	235,799
305,423	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(e)	262,664
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)	315,634
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(e)	33,889

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – continued
$740,000	Teekay Corp., 8.500%, 1/15/2020	$805,675

		5,047,840

	Treasuries – 1.6%
199,025	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	129,323
50,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	39,534
750,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	561,787
3,175,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	3,199,672
725,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	691,881
175,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	169,328
1,800,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,698,555

		6,490,080

	Wireless – 1.7%
805,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	790,913
2,050,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	2,052,562
170,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	170,425
1,525,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,334,375
1,155,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,140,562
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	217,150
1,170,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	1,257,750

		6,963,737

	Wirelines – 6.1%
410,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	389,500
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	304,150
760,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	712,500
5,334,157	FairPoint Communications, Inc., 13.125%, 4/02/2018(d)	480,074
3,180,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,052,800
2,330,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,394,075
590,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	542,800
1,675,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	1,662,437

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$1,428,208
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	748,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,371,150
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,385,320
210,000	Qwest Corp., 6.500%, 6/01/2017	227,850
1,936,000	Qwest Corp., 6.875%, 9/15/2033	1,902,120
1,500,000	Qwest Corp., 7.200%, 11/10/2026	1,462,500
645,000	Qwest Corp., 7.250%, 9/15/2025	677,250
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,378,860
985,000	Qwest Corp., 7.500%, 6/15/2023	977,613

		25,097,207

	Total Non-Convertible Bonds (Identified Cost $241,632,486)	270,862,670

Convertible Bonds – 19.8%

	Airlines – 0.3%
890,000	AMR Corp., 6.250%, 10/15/2014	1,007,925
175,000	UAL Corp., 4.500%, 6/30/2021	178,063

		1,185,988

	Automotive – 1.7%
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	7,055,587

	Diversified Manufacturing – 1.4%
3,765,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	3,788,531
2,165,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,054,044

		5,842,575

	Electric – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	350,625

	Healthcare – 2.8%
3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	3,940,125
2,470,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	2,312,538
345,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	344,569

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – continued
$860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	$867,525
3,833,000	Omnicare, Inc., 3.250%, 12/15/2035	3,516,777
610,000	Omnicare, Inc., 3.750%, 12/15/2025	680,150

		11,661,684

	Independent Energy – 1.0%
4,250,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	3,309,688
1,000,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	892,500

		4,202,188

	Lodging – 0.5%
2,189,000	Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	2,167,110

	Media Non-Cable – 0.0%
61,229	Liberty Media LLC, 3.500%, 1/15/2031	33,140

	Metals & Mining – 1.5%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,584,375
2,280,000	United States Steel Corp., 4.000%, 5/15/2014	4,423,200

		6,007,575

	Pharmaceuticals – 3.9%
2,215,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	3,535,694
3,325,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	5,045,687
2,715,000	Kendle International, Inc., 3.375%, 7/15/2012	2,524,950
2,091,000	Nektar Therapeutics, 3.250%, 9/28/2012	2,101,455
1,165,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	2,609,600

		15,817,386

	Technology – 5.3%
540,000	Ciena Corp., 0.250%, 5/01/2013	494,100
4,055,000	Ciena Corp., 0.875%, 6/15/2017	3,325,100
3,420,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,266,450
175,000	Ciena Corp., 4.000%, 3/15/2015	219,188
5,750,000	Intel Corp., 3.250%, 8/01/2039	6,892,812

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$3,020,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	$2,872,775
240,000	Micron Technology, Inc., 1.875%, 6/01/2014	226,800
795,000	Nortel Networks Corp., 2.125%, 4/15/2014(d)	639,975
1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	2,798,250

		21,735,450

	Textile – 0.0%
13,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	12,610

	Wirelines – 1.3%
1,955,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	1,857,250
395,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	394,012
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	2,082,925
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	1,121,575

		5,455,762

	Total Convertible Bonds (Identified Cost $59,878,745)	81,527,680

Municipals – 0.1%

	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	524,043

	Total Bonds and Notes (Identified Cost $302,051,231)	352,914,393

Bank Loans – 0.6%

	Media Non-Cable – 0.5%
2,189,440	Dex Media West, LLC, New Term Loan, 7.000%, 10/24/2014(g)	1,979,889
182,908	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	124,710

		2,104,599

	Wireless – 0.0%
78,893	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(g)(h)	79,273

	Wirelines – 0.1%
80,000	FairPoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	55,600
160,000	FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	113,200

Principal Amount (‡)	Description	Value (†)

Bank Loans – continued

	Wirelines – continued
$70,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.539%, 3/13/2014(g)	$66,129

		234,929

	Total Bank Loans (Identified Cost $2,543,183)	2,418,801

Shares	Description	Value (†)

Common Stocks – 4.7%

	Biotechnology – 1.4%
165,617	Vertex Pharmaceuticals, Inc.(e)	5,801,564

	Containers & Packaging – 1.1%
40,621	Owens-Illinois, Inc.(e)	1,247,064
135,388	Smurfit-Stone Container Corp.(e)	3,465,933

		4,712,997

	Electronic Equipment, Instruments & Components – 0.3%
69,766	Corning, Inc.	1,347,879

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	69,998

	Household Durables – 0.0%
6,775	KB Home	91,395

	Media – 0.0%
849	Dex One Corp.(e)	6,334
961	SuperMedia, Inc.(e)	8,370

		14,704

	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.	73,740
5,965	Repsol YPF SA, Sponsored ADR	166,662

		240,402

	Pharmaceuticals – 0.6%
64,900	Bristol-Myers Squibb Co.	1,718,552
24,929	Valeant Pharmaceuticals International, Inc.	705,241

		2,423,793

	REITs - Apartments – 0.2%
6,185	Apartment Investment & Management Co., Class A	159,820
32,565	Associated Estates Realty Corp.	497,919

		657,739

	REITs - Shopping Centers – 0.0%
7,868	Developers Diversified Realty Corp.	110,860

	Semiconductors & Semiconductor Equipment – 1.0%
190,970	Intel Corp.	4,016,099

	Wireless – 0.0%
2,627	Hawaiian Telcom Holdco, Inc.(e)	73,556

Shares	Description	Value (†)
Common Stocks – continued

	Total Common Stocks (Identified Cost $13,836,042)	$19,560,986

Preferred Stocks – 3.8%

Convertible Preferred Stocks – 3.3%

	Automotive – 1.7%
117,858	Ford Motor Co. Capital Trust II, 6.500%	6,112,116
13,200	General Motors Co., Series B, 4.750%	714,252

		6,826,368

	Capital Markets – 0.0%
4,000	Newell Financial Trust I, 5.250%	168,000

	Commercial Banks – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	138,076

	Diversified Financial Services – 0.1%
14,200	Sovereign Capital Trust IV, 4.375%	582,200

	Electric Utilities – 0.3%
17,119	AES Trust III, 6.750%	838,831
4,150	CMS Energy Trust I, 7.750%(b)(i)	166,000

		1,004,831

	Machinery – 0.2%
14,328	United Rentals Trust I, 6.500%	613,417

	Oil, Gas & Consumable Fuels – 0.3%
28,700	El Paso Energy Capital Trust I, 4.750%	1,115,569

	REITs - Hotels – 0.0%
1,100	FelCor Lodging Trust, Inc., Series A, 7.800%(e)	27,335

	Semiconductors & Semiconductor Equipment – 0.7%
3,260	Lucent Technologies Capital Trust I, 7.750%	2,888,360

	Total Convertible Preferred Stocks (Identified Cost $11,848,281)	13,364,156

Non-Convertible Preferred Stocks – 0.5%

	Banking – 0.1%
448	Ally Financial, Inc., Series G, 7.000%, 144A	423,402

	Diversified Financial Services – 0.3%
18,000	Bank of America Corp., 6.375%	395,820

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Diversified Financial Services – continued
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	$643,822

		1,039,642

	Household Durables – 0.1%
55,194	Hovnanian Enterprises, Inc., 7.625%(e)	318,469

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Series C, 8.540%	183,283

	Thrifts & Mortgage Finance – 0.0%
7,075	Countrywide Capital IV, 6.750%	167,678

	Total Non-Convertible Preferred Stocks (Identified Cost $1,844,955)	2,132,474

	Total Preferred Stocks (Identified Cost $13,693,236)	15,496,630

Closed End Investment Companies – 0.1%
29,638	Dreyfus High Yield Strategies Fund	131,000
11,261	DWS High Income Trust	105,741
31,505	Highland Credit Strategies Fund	238,808

	Total Closed End Investment Companies (Identified Cost $690,646)	475,549

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 3.8%

$36,282	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2010 at 0.000% to be repurchased at $36,282 on 1/03/2011 collateralized by $40,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $41,522 including accrued interest(j)	36,282
15,509,913	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $15,509,913 on 1/03/2011 collateralized by $15,825,000 Federal National Mortgage Association, 2.050% due 10/08/2015 valued at $15,825,000 including accrued interest(j)	15,509,913

	Total Repurchase Agreements (Identified Cost $15,546,195)	15,546,195

	Total Investments – 98.7% (Identified Cost $348,360,533)(a)	406,412,554
	Other assets less liabilities – 1.3%	5,383,252

	Net Assets – 100.0%	$411,795,806

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2010, the net unrealized appreciation on investments based on a cost of $348,434,293 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$68,761,147
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,782,886)

Net unrealized appreciation	$57,978,261

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Illiquid security. At December 31, 2010, the value of these securities amounted to $9,735,992 or 2.4% of net assets.
(c)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Fair valued security by the Fund’s investment adviser. At December 31, 2010 the value of this security amounted to $166,000 or 0.0% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $44,915,627 or 10.9% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Retailers	$—	$12,597,325	$1,712,580	$14,309,905
All Other Non-Convertible Bonds*	—	256,552,765	—	256,552,765

Total Non-Convertible Bonds	—	269,150,090	1,712,580	270,862,670

Convertible Bonds*	—	81,527,680	—	81,527,680
Municipals*	—	524,043	—	524,043

Total Bonds and Notes	—	351,201,813	1,712,580	352,914,393

Bank Loans*	—	2,418,801	—	2,418,801
Common Stocks*	19,560,986	—	—	19,560,986
Preferred Stocks
Convertible Preferred Stocks
Automotive	6,826,368	—	—	6,826,368
Capital Markets	—	168,000	—	168,000
Commercial Banks	138,076	—	—	138,076
Diversified Financial Services	—	582,200	—	582,200
Electric Utilities	838,831	—	166,000	1,004,831
Machinery	—	613,417	—	613,417
Oil, Gas & Consumable Fuels	1,115,569	—	—	1,115,569
REITs - Hotels	27,335	—	—	27,335
Semiconductors & Semiconductor Equipment	2,888,360	—	—	2,888,360

Total Convertible Preferred Stocks	11,834,539	1,363,617	166,000	13,364,156

Non-Convertible Preferred Stocks*	1,709,072	423,402	—	2,132,474

Total Preferred Stocks	13,543,611	1,787,019	166,000	15,496,630

Closed End Investment Companies	475,549	—	—	475,549
Short-Term Investments	—	15,546,195	—	15,546,195

Total	$33,580,146	$370,953,828	$1,878,580	$406,412,554

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$971,693	$—	$—	$—	$—	$—	$(971,693)	$—
Retailers	—	2,668	—	127,455	—	1,582,457	—	1,712,580
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	145,250	—	—	20,750	—	—	—	166,000

Total	$1,116,943	$2,668	$—	$148,205	$—	$1,582,457	$(971,693)	$1,878,580

A debt security valued at $971,693 was transferred from Level 3 to Level 2 during the period ended December 31, 2010. At September 30, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund; at December 31, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund.

A debt security valued at $1,582,458 was transferred from Level 2 to Level 3 during the period ended December 31, 2010. At September 30, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund; at December 31, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Technology	8.4%
Wirelines	7.5
Healthcare	7.3
Automotive	5.4
Non-Captive Diversified	5.3
Metals & Mining	4.5
Pharmaceuticals	4.5
Non-Captive Consumer	4.2
Local Authorities	4.1
Retailers	3.5
Sovereigns	3.1
Paper	2.5
Independent Energy	2.4
Chemicals	2.3
Electric	2.1
Other Investments, less than 2% each	27.8
Short-Term Investments	3.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 96.4% of Net Assets

	ABS Car Loan – 0.5%
$120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	$126,403
160,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	158,696

		285,099

	ABS Credit Card – 1.8%
260,000	BA Credit Card Trust, Series 2008-A5, Class A5, 1.460%, 12/16/2013(b)	261,385
60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.480%, 3/15/2017(b)	59,358
315,000	Chase Issuance Trust, Series 2007-A16, Class A16, 0.602%, 6/16/2014(b)	315,228
150,000	Discover Card Master Trust I, Series 2007-3, Class A2, 0.310%, 10/16/2014(b)	149,506
140,000	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.520%, 8/16/2021(b)	136,618
110,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	117,695

		1,039,790

	ABS Home Equity – 0.1%
89,488	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	84,488

	ABS Student Loan – 0.9%
525,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.272%, 7/25/2025(b)	521,157

	Aerospace & Defense – 1.4%
205,000	General Dynamics Corp., 5.250%, 2/01/2014	225,728
250,000	Goodrich Corp., 4.875%, 3/01/2020	262,700
355,000	Raytheon Co., 3.125%, 10/15/2020	327,342

		815,770

	Airlines – 0.4%
190,360	Delta Air Lines, Inc., Series 2009-1, Class A, 7.750%, 6/17/2021	210,824

	Automotive – 0.4%
235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	251,943

	Banking – 7.8%
85,000	American Express Co., 5.500%, 9/12/2016	93,380
280,000	American Express Co., 6.150%, 8/28/2017	315,619
375,000	Bank of America Corp., 5.650%, 5/01/2018	383,164

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$250,000	Barclays Bank PLC, 5.000%, 9/22/2016	$264,550
615,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	728,813
945,000	Citigroup, Inc., 6.010%, 1/15/2015	1,036,690
200,000	Credit Suisse NY, 6.000%, 2/15/2018	214,459
430,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	473,513
205,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	216,741
355,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	375,604
250,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015	255,731
265,000	Wells Fargo & Co., 3.625%, 4/15/2015	274,790

		4,633,054

	Building Materials – 0.1%
30,000	Masco Corp., 7.125%, 3/15/2020	31,384

	Chemicals – 0.3%
130,000	Eastman Chemical Co., 4.500%, 1/15/2021	127,420
70,000	RPM International, Inc., 6.125%, 10/15/2019	72,513

		199,933

	Collateralized Mortgage Obligations – 3.1%
144,670	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.695%, 7/25/2021(b)	108,579
73,025	Federal Home Loan Mortgage Corp., Series 3145, Class KA, 5.000%, 8/15/2024	73,484
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	136,119
281,457	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.716%, 10/07/2020(b)	281,105
1,220,000	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.821%, 12/08/2020(b)	1,218,475

		1,817,762

	Commercial Mortgage-Backed Securities – 9.7%
375,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.414%, 9/10/2047	392,471
490,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	508,042
255,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	266,709
250,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	266,741
45,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	48,063
265,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	274,678

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$140,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.815%, 12/10/2049(b)	$150,629
250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	254,967
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.720%, 6/15/2039(b)	410,349
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	369,616
165,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.883%, 7/10/2038(b)	180,015
50,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	52,832
270,000	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.808%, 8/10/2045(b)	282,261
200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	209,586
85,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.745%, 2/12/2049(b)	90,303
70,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	73,238
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	218,413
320,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.434%, 2/12/2039(b)	345,445
210,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.906%, 6/12/2046(b)	229,803
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	241,640
205,000	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.737%, 8/12/2041(b)	218,517
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	414,558
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.879%, 6/11/2049(b)	214,156

		5,713,032

	Construction Machinery – 0.5%
200,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	224,847
90,000	John Deere Capital Corp., MTN, 4.500%, 4/03/2013	96,264

		321,111

	Consumer Cyclical Services – 0.3%
160,000	Expedia, Inc., 5.950%, 8/15/2020	160,800

	Consumer Products – 0.6%
235,000	Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	250,738
90,000	Snap-On, Inc., 4.250%, 1/15/2018	90,355

		341,093

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Distributors – 0.2%
$90,000	EQT Corp., 8.125%, 6/01/2019	$104,716

	Diversified Manufacturing – 0.2%
135,000	Tyco International Finance SA, 4.125%, 10/15/2014	143,153

	Electric – 2.9%
260,000	Carolina Power & Light Co., 5.250%, 12/15/2015	291,502
5,000	Carolina Power & Light Co., 6.500%, 7/15/2012	5,410
160,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	197,839
150,000	Duke Energy Corp., 5.625%, 11/30/2012	162,542
100,000	Duke Energy Corp., 5.650%, 6/15/2013	109,809
140,000	FPL Group Capital, Inc., 0.686%, 11/09/2012(b)	140,639
245,000	NiSource Finance Corp., 6.125%, 3/01/2022	263,977
165,000	Southern California Edison Co., 5.750%, 3/15/2014	184,153
115,000	Southern Co., 0.689%, 10/21/2011(b)	115,364
205,000	Virginia Electric and Power Co., 5.100%, 11/30/2012	220,324

		1,691,559

	Entertainment – 0.8%
265,000	Time Warner, Inc., 5.875%, 11/15/2016	299,110
145,000	Walt Disney Co., 5.700%, 7/15/2011	149,089

		448,199

	Environmental – 0.2%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	102,453

	Food & Beverage – 1.6%
200,000	Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	228,851
100,000	HJ Heinz Finance Co., 6.000%, 3/15/2012	105,625
300,000	Kellogg Co., 5.125%, 12/03/2012	321,521
270,000	Kraft Foods, Inc., 6.125%, 8/23/2018	308,718

		964,715

	Government Owned - No Guarantee – 0.8%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	172,707

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Government Owned - No Guarantee – continued
$305,000	Petrobras International Finance Co., 5.750%, 1/20/2020	$316,458

		489,165

	Health Insurance – 1.2%
215,000	UnitedHealth Group, Inc., 4.875%, 2/15/2013	228,899
260,000	WellPoint, Inc., 4.350%, 8/15/2020	257,974
165,000	WellPoint, Inc., 5.250%, 1/15/2016	181,423
35,000	WellPoint, Inc., 6.000%, 2/15/2014	38,900

		707,196

	Healthcare – 0.6%
20,000	Express Scripts, Inc., 6.250%, 6/15/2014	22,359
85,000	Life Technologies Corp., 4.400%, 3/01/2015	88,330
45,000	McKesson Corp., 6.500%, 2/15/2014	50,556
225,000	Medco Health Solutions, Inc., 2.750%, 9/15/2015	223,231

		384,476

	Hybrid ARMs – 0.3%
162,531	FHLMC, 2.602%, 1/01/2035(b)	169,347

	Independent Energy – 1.8%
215,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	234,201
225,000	Devon Energy Corp., 5.625%, 1/15/2014	248,673
150,000	Encana Corp., 6.500%, 5/15/2019	177,789
15,000	Talisman Energy, Inc., 5.850%, 2/01/2037	15,097
125,000	Talisman Energy, Inc., 6.250%, 2/01/2038	133,502
25,000	Talisman Energy, Inc., 7.750%, 6/01/2019	30,864
55,000	XTO Energy, Inc., 4.900%, 2/01/2014	60,701
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	191,551

		1,092,378

	Integrated Energy – 1.4%
410,000	BP Capital Markets PLC, 3.125%, 10/01/2015	409,718
70,000	Hess Corp., 7.000%, 2/15/2014	79,664
75,000	Marathon Oil Corp., 6.500%, 2/15/2014	84,429

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – continued
$265,000	Total Capital SA, 3.000%, 6/24/2015	$270,558

		844,369

	Life Insurance – 0.8%
130,000	American International Group, Inc., 3.650%, 1/15/2014	132,220
30,000	Lincoln National Corp., 4.300%, 6/15/2015	30,904
255,000	MetLife, Inc., 4.750%, 2/08/2021	260,361
70,000	Unum Group, 5.625%, 9/15/2020	70,263

		493,748

	Lodging – 0.0%
15,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	15,253

	Media Cable – 1.3%
245,000	Comcast Corp., 4.950%, 6/15/2016	263,965
215,000	Cox Communications, Inc., 5.450%, 12/15/2014	236,688
210,000	Time Warner Cable, Inc., 8.250%, 2/14/2014	243,759

		744,412

	Media Non-Cable – 0.8%
30,000	CBS Corp., 5.750%, 4/15/2020	31,880
210,000	CBS Corp., 8.875%, 5/15/2019	264,197
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	194,268

		490,345

	Metals & Mining – 1.2%
260,000	Alcoa, Inc., 6.150%, 8/15/2020	266,994
235,000	ArcelorMittal, 9.850%, 6/01/2019	296,998
175,000	United States Steel Corp., 6.050%, 6/01/2017	172,594

		736,586

	Mortgage Related – 6.0%
389,511	FHLMC, 4.000%, 6/01/2025	401,257
1,007,188	FHLMC, 4.500%, with various maturities from 2019 to 2025(c)	1,052,598
3,026	FHLMC, 5.500%, 3/01/2013	3,245
4,734	FHLMC, 6.000%, 11/01/2012	4,946
2,804	FHLMC, 6.500%, 1/01/2024	3,138

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued

$313	FHLMC, 8.000%, 7/01/2025	$365
819,431	FNMA, 4.000%, 4/01/2024	845,166
422,415	FNMA, 4.500%, 4/01/2024	443,008
719,164	FNMA, 5.500%, with various maturities from 2017 to 2020(c)	775,692
4,644	FNMA, 6.000%, 9/01/2021	5,067
1,479	FNMA, 7.500%, 6/01/2016	1,629
1,958	FNMA, 8.000%, 6/01/2015	2,147
7,381	GNMA, 6.500%, 12/15/2023	8,363
1,731	GNMA, 8.500%, 9/15/2022	1,864
4,881	GNMA, 9.500%, 1/15/2019	5,749

		3,554,234

	Non-Captive Diversified – 1.7%
950,000	General Electric Capital Corp., MTN, 5.500%, 1/08/2020	1,016,013

	Oil Field Services – 0.1%
60,000	Rowan Cos., Inc., 5.000%, 9/01/2017	60,522

	Paper – 0.6%
330,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	326,264

	Pharmaceuticals – 0.7%
155,000	Eli Lilly & Co., 4.200%, 3/06/2014	166,167
200,000	Schering-Plough Corp., 5.300%, 12/01/2013	222,160

		388,327

	Pipelines – 1.7%
245,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	266,720
260,000	Kinder Morgan Energy Partners LP, MTN, 6.950%, 1/15/2038	282,516
175,000	Questar Corp., 2.750%, 2/01/2016	173,650
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	292,111

		1,014,997

	Property & Casualty Insurance – 0.0%
15,000	Willis North America, Inc., 7.000%, 9/29/2019	15,634

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 1.4%
$215,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	$245,699
245,000	CSX Corp., 3.700%, 10/30/2020	231,433
30,000	CSX Corp., 6.150%, 5/01/2037	32,255
260,000	Union Pacific Corp., 5.750%, 11/15/2017	291,930

		801,317

	Real Estate Operations/Development – 0.1%
36,000	Colonial Realty LP, 4.800%, 4/01/2011	36,084

	Refining – 0.5%
240,000	Valero Energy Corp., 9.375%, 3/15/2019	297,907

	REITs - Apartments – 0.4%
250,000	ERP Operating LP, 6.625%, 3/15/2012	264,947

	REITs - Shopping Centers – 0.2%
105,000	Federal Realty Investment Trust, 5.400%, 12/01/2013	113,098

	Retailers – 0.2%
130,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	134,225

	Supermarkets – 0.4%
70,000	Kroger Co. (The), 6.150%, 1/15/2020	79,321
50,000	Kroger Co. (The), 6.200%, 6/15/2012	53,628
35,000	Kroger Co. (The), 6.400%, 8/15/2017	40,185
65,000	Kroger Co. (The), 6.750%, 4/15/2012	69,390

		242,524

	Technology – 3.4%
200,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	221,670
525,000	Cisco Systems, Inc., 2.900%, 11/17/2014	544,573
95,000	Corning, Inc., 4.250%, 8/15/2020	93,816
65,000	Equifax, Inc., 7.000%, 7/01/2037	70,780
230,000	IBM International Group Capital, 5.050%, 10/22/2012	247,253
260,000	National Semiconductor Corp., 6.600%, 6/15/2017	287,236
275,000	Oracle Corp., 4.950%, 4/15/2013	299,586

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$145,000	Xerox Corp., 4.250%, 2/15/2015	$151,723
80,000	Xerox Corp., 6.400%, 3/15/2016	91,208

		2,007,845

	Tobacco – 1.0%
205,000	Altria Group, Inc., 9.700%, 11/10/2018	270,441
265,000	Philip Morris International, Inc., 6.875%, 3/17/2014	305,363

		575,804

	Treasuries – 29.2%
590,000	U.S. Treasury Bond, 4.375%, 5/15/2040	592,856
2,585,000	U.S. Treasury Note, 1.125%, 6/30/2011	2,596,914
3,380,000	U.S. Treasury Note, 1.125%, 12/15/2012	3,414,723
4,235,000	U.S. Treasury Note, 1.250%, 8/31/2015	4,118,868
1,805,000	U.S. Treasury Note, 3.625%, 2/15/2020	1,873,251
935,000	U.S. Treasury Note, 4.000%, 8/15/2018	1,013,233
1,775,000	U.S. Treasury Note, 4.250%, 8/15/2014	1,958,047
640,000	U.S. Treasury Note, 4.500%, 2/15/2016	716,650
980,000	U.S. Treasury Note, 4.875%, 7/31/2011	1,006,261

		17,290,803

	Wireless – 1.8%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	257,057
280,000	American Tower Corp., 4.500%, 1/15/2018	277,554
5,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	4,913
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	164,263
330,000	Vodafone Group PLC, 5.350%, 2/27/2012	346,026

		1,049,813

	Wirelines – 3.0%
490,000	AT&T, Inc., 5.800%, 2/15/2019	551,535
255,000	Embarq Corp., 7.995%, 6/01/2036	278,429
260,000	Qwest Corp., 6.875%, 9/15/2033	255,450
400,000	Telecom Italia Capital SA, 4.950%, 9/30/2014	409,817

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$275,000	Telefonica Emisiones SAU, 4.949%, 1/15/2015	$284,813

		1,780,044

	Total Bonds and Notes (Identified Cost $55,619,151)	57,019,712

Short-Term Investments – 9.7%

5,732,421	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $5,732,421 on 1/03/2011 collateralized by $5,880,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $5,850,600 including accrued interest(d) (Identified Cost $5,732,421)	5,732,421

	Total Investments – 106.1% (Identified Cost $61,351,572)(a)	62,752,133
	Other assets less liabilities – (6.1)%	(3,600,563)

	Net Assets – 100.0%	$59,151,570

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2010, the net unrealized appreciation on investments based on a cost of $61,493,108 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,689,858
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(430,833)

Net unrealized appreciation	$1,259,025

At September 30, 2010, the Fund had a capital loss carryforward of $766,597 of which $83,490 expires on September 30, 2015; $222,423 expires on September 30, 2016 and $460,684 expires on September 30, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.
(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $452,667 or 0.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$57,019,712	$—	$57,019,712
Short-Term Investments	—	5,732,421	—	5,732,421

Total	$—	$62,752,133	$—	$62,752,133

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
ABS Car Loan	$160,000	$—	$—	$—	$—	$—	$(160,000)	$—

A debt security valued at $160,000 was transferred from Level 3 to Level 2 during the period ended December 31, 2010. At September 30, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund; at December 31, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	29.2%
Commercial Mortgage-Backed Securities	9.7
Banking	7.8
Mortgage Related	6.0
Technology	3.4
Collateralized Mortgage Obligations	3.1
Wirelines	3.0
Electric	2.9
Other Investments, less than 2% each	31.3
Short-Term Investments	9.7

Total Investments	106.1
Other assets less liabilities	(6.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 91.8% of Net Assets

Non-Convertible Bonds – 88.4%

	ABS Credit Card – 0.3%
$1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,070,630

	ABS Other – 2.1%
2,500,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	2,355,075
1,430,246	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	1,472,471
3,851,373	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	4,002,307
962,116	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	1,033,629

		8,863,482

	Airlines – 5.1%
325,462	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	384,046
338,154	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	377,042
1,056,260	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,114,355
4,797,892	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	5,493,586
1,990,756	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	2,030,571
5,232,467	Delta Air Lines, Inc., Series 2009-1, Class A, 7.750%, 6/17/2021	5,794,957
2,225,000	Delta Air Lines, Inc., Series 2010-1, Class A, 6.200%, 7/02/2018	2,364,062
3,455,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	3,676,538

		21,235,157

	Automotive – 1.0%
1,930,000	Cummins, Inc., 5.650%, 3/01/2098	1,508,888
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,538,412

		4,047,300

	Banking – 7.8%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,918,174
1,045,000	BAC Capital Trust VI, 5.625%, 3/08/2035	884,932
230,000	Bank of America Corp., 5.420%, 3/15/2017	227,919
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,399,925
7,484,000,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A, (IDR)	810,864

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$85,000	Citigroup, Inc., 5.850%, 12/11/2034	$82,977
185,000	Citigroup, Inc., 5.875%, 2/22/2033	171,978
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,409,891
2,420,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,474,198
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	899,024
5,376,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A, (IDR)	590,167
60,000	JPMorgan Chase & Co., 4.750%, 5/01/2013	64,238
8,972,574,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A, (IDR)	984,991
2,870,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	2,590,680
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	244,704
1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,586,489
3,700,000	Morgan Stanley, 5.500%, 7/24/2020	3,738,014
260,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	269,624
1,400,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,427,556
1,100,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	1,145,980
695,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	735,338
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	408,199
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	321,006
4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	4,876,933
135,000	Washington Mutual Finance Corp., 6.875%, 5/15/2011	137,819

		32,401,620

	Brokerage – 1.0%
755,000	Jefferies Group, Inc., 6.250%, 1/15/2036	676,328
2,835,000	Jefferies Group, Inc., 8.500%, 7/15/2019	3,241,485

		3,917,813

	Building Materials – 1.9%
1,175,000	Masco Corp., 4.800%, 6/15/2015	1,156,825
730,000	Masco Corp., 5.850%, 3/15/2017	727,486

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$1,695,000	Masco Corp., 6.125%, 10/03/2016	$1,732,239
200,000	Masco Corp., 6.500%, 8/15/2032	175,994
375,000	Masco Corp., 7.750%, 8/01/2029	367,542
1,235,000	Owens Corning, Inc., 6.500%, 12/01/2016	1,308,015
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,323,351

		7,791,452

	Chemicals – 1.5%
4,450,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	5,367,652
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	942,932

		6,310,584

	Collateralized Mortgage Obligations – 0.3%
675,000	Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	726,180
307,638	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.595%, 7/25/2035(b)	279,865
200,573	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.857%, 10/25/2035(b)	181,794

		1,187,839

	Commercial Mortgage-Backed Securities – 6.8%
160,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.196%, 9/10/2047(b)	171,849
600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	643,920
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	387,585
600,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	616,075
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	434,255
69,732	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	69,667
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,093,529
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.764%, 6/10/2046(b)	524,819
3,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.720%, 6/15/2039(b)	3,616,199
2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.804%, 9/15/2039(b)	2,088,644
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	703,298
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,260,378
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,584,974

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	$848,913
350,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	371,255
1,180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,264,036
1,100,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	1,202,970
4,055,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	4,242,562
1,405,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,461,289
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	507,133
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.883%, 6/15/2038(b)	411,209
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	417,257
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.906%, 6/12/2046(b)	257,160
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	370,604
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	451,833
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	259,099
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	881,605
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	212,265

		28,354,382

	Consumer Products – 0.4%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	620,194
780,000	Snap-on, Inc., 6.700%, 3/01/2019	890,254

		1,510,448

	Distributors – 1.4%
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,490,518
2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	2,329,675

		5,820,193

	Diversified Manufacturing – 0.4%
700,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	927,127

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Diversified Manufacturing – continued
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	$819,887

		1,747,014

	Electric – 2.3%
2,800,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	2,760,052
1,520,715	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	1,614,000
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,267,962
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	601,151
21,000	Commonwealth Edison Co., 4.750%, 12/01/2011(c)	20,988
1,000,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	1,108,096
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,154,914

		9,527,163

	Financial Other – 2.1%
2,955,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,987,786
2,645,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	2,723,882
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	2,926,285

		8,637,953

	Food & Beverage – 0.1%
500,000	Corn Products International, Inc., 6.625%, 4/15/2037	522,656

	Government Guaranteed – 0.6%
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	2,397,697

	Government Owned - No Guarantee – 1.9%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,840,981
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	4,137,952
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	980,511

		7,959,444

	Health Insurance – 0.0%
20,000	CIGNA Corp., 7.875%, 5/15/2027	23,402

	Healthcare – 0.5%
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	891,251

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$95,000	HCA, Inc., 6.375%, 1/15/2015	$93,338
55,000	HCA, Inc., 6.500%, 2/15/2016	53,763
100,000	HCA, Inc., 7.050%, 12/01/2027	87,250
190,000	HCA, Inc., 7.190%, 11/15/2015	186,200
75,000	HCA, Inc., 7.500%, 12/15/2023	68,813
175,000	HCA, Inc., 7.690%, 6/15/2025	168,000
305,000	HCA, Inc., 8.360%, 4/15/2024	299,662
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	9,175
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	281,362

		2,138,814

	Home Construction – 1.5%
1,116,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,085,310
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,471,600
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,098,525
1,670,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	1,707,126

		6,362,561

	Hybrid ARMs – 0.1%
169,691	FNMA, 5.703%, 9/01/2036(b)	178,419
107,159	FNMA, 5.983%, 2/01/2037(b)	114,079

		292,498

	Independent Energy – 0.6%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,301,722
1,320,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	1,316,553

		2,618,275

	Industrial Other – 0.3%
1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	1,189,486

	Life Insurance – 1.2%
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	402,146
110,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	111,390

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	$486,640
1,095,000	MetLife, Inc., 6.400%, 12/15/2066	1,029,300
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,843,214

		4,872,690

	Local Authorities – 3.5%
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,771,963
2,625,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	2,711,645
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,026,008
325,919	Province of Alberta, 5.930%, 9/16/2016, (CAD)	366,729
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	976,050
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	807,390
1,735,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	1,780,539

		14,440,324

	Lodging – 0.8%
1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,548,724
1,660,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	1,824,914

		3,373,638

	Media Non-Cable – 0.1%
240,000	News America Holdings, 8.150%, 10/17/2036	293,991

	Mortgage Related – 0.0%
27,618	Federal National Mortgage Association, 7.000%, 4/25/2020	30,600
4,129	FHLMC, 10.000%, with various maturities in 2018(d)	4,696
15,947	FNMA, 6.000%, 12/01/2018	17,390
49,939	GNMA, 10.000%, with various maturities in 2018(d)	57,113

		109,799

	Non-Captive Consumer – 2.2%
45,000	American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	42,525
1,300,000	American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,023,750
3,615,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,919,113

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$470,000	SLM Corp., MTN, 5.050%, 11/14/2014	$449,172
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	231,206
995,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	1,014,867
1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	1,016,123
2,385,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,478,878

		9,175,634

	Non-Captive Diversified – 3.5%
97,000	Ally Financial, Inc., 8.000%, 12/31/2018	102,577
112,988	CIT Group, Inc., 7.000%, 5/01/2013	115,248
169,485	CIT Group, Inc., 7.000%, 5/01/2014	171,180
169,485	CIT Group, Inc., 7.000%, 5/01/2015	169,909
282,478	CIT Group, Inc., 7.000%, 5/01/2016	283,537
395,473	CIT Group, Inc., 7.000%, 5/01/2017	396,462
670,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	699,873
65,000	General Electric Capital Corp., 5.625%, 5/01/2018	70,883
300,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	311,415
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	373,458
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,828,433
655,000	General Electric Capital Corp., Series A, MTN, 0.589%, 5/13/2024(b)	549,897
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	4,509,018
4,355,000	International Lease Finance Corp., 6.375%, 3/25/2013	4,463,875
25,000	International Lease Finance Corp., 8.625%, 9/15/2015, 144A	26,875
315,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	312,637

		14,385,277

	Oil Field Services – 0.4%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,264,947
235,000	Weatherford International Ltd., 6.500%, 8/01/2036	240,015
105,000	Weatherford International Ltd., 6.800%, 6/15/2037	110,316

		1,615,278

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – 0.4%
$1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$1,623,750
200,000	Westvaco Corp., 8.200%, 1/15/2030	210,907

		1,834,657

	Pharmaceuticals – 0.0%
170,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	172,550

	Pipelines – 0.8%
635,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	659,339
350,000	El Paso Corp., 6.950%, 6/01/2028	323,422
200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	241,798
965,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	1,056,460
810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	868,614

		3,149,633

	Property & Casualty Insurance – 2.1%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	1,786,108
2,465,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	2,253,930
60,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	32,250
150,000	Progressive Corp., 7.000%, 10/01/2013	164,952
220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	213,647
805,000	Willis North America, Inc., 7.000%, 9/29/2019	839,025
2,015,000	XL Group PLC, 6.250%, 5/15/2027	1,984,424
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,605,790

		8,880,126

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	144,400

	Real Estate Operations/Development – 0.1%
531,000	Colonial Realty LP, 4.800%, 4/01/2011	532,234

	REITs - Apartments – 0.1%
30,000	ERP Operating LP, 5.125%, 3/15/2016	32,366

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		REITs - Apartments – continued
$180,000		ERP Operating LP, 5.750%, 6/15/2017	$197,223

			229,589

		REITs - Office Property – 0.3%
80,000		Highwoods Properties, Inc., 5.850%, 3/15/2017	82,360
1,075,000		Highwoods Properties, Inc., 7.500%, 4/15/2018	1,199,809

			1,282,169

		REITs - Shopping Centers – 0.6%
1,000,000		Equity One, Inc., 6.000%, 9/15/2017	991,979
1,350,000		Federal Realty Investment Trust, 5.650%, 6/01/2016	1,451,795

			2,443,774

		REITs - Single Tenant – 0.1%
95,000		Realty Income Corp., 5.750%, 1/15/2021	98,223
405,000		Realty Income Corp., 6.750%, 8/15/2019	457,690

			555,913

		REITs - Warehouse/Industrials – 0.4%
55,000		ProLogis, 5.625%, 11/15/2015	57,719
240,000		ProLogis, 5.625%, 11/15/2016	246,659
265,000		ProLogis, 5.750%, 4/01/2016	275,138
785,000		ProLogis, 7.375%, 10/30/2019	857,439

			1,436,955

		Restaurants – 0.1%
610,000		Darden Restaurants, Inc., 6.000%, 8/15/2035	576,316

		Retailers – 0.7%
118,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	107,380
2,803,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	2,746,940

			2,854,320

		Sovereigns – 2.7%
262,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	2,202,921
140,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,213,636
227,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	1,969,478

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – continued
685,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	$707,680
400,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	415,803
100,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	115,801
3,100,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	3,244,311
21,530,000	Republic of Iceland, Zero Coupon, 3/15/2011, (ISK)	102,233
30,270,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	148,423
101,800,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	535,302
69,235,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	341,170

		10,996,758

	Supranational – 2.4%
4,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	2,410,169
45,300,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,135,825
4,375,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	3,497,864

		10,043,858

	Technology – 2.5%
210,000	Corning, Inc., 6.850%, 3/01/2029	232,273
810,000	Corning, Inc., 7.000%, 5/15/2024	935,496
3,565,000	Corning, Inc., 7.250%, 8/15/2036	4,068,342
3,550,000	Ingram Micro, Inc., 5.250%, 9/01/2017	3,592,561
470,000	Motorola, Inc., 6.500%, 9/01/2025	483,352
235,000	Motorola, Inc., 6.500%, 11/15/2028	231,298
290,000	Motorola, Inc., 6.625%, 11/15/2037	287,239
425,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	480,671

		10,311,232

	Tobacco – 0.3%
735,000	Reynolds American, Inc., 6.750%, 6/15/2017	821,522
195,000	Reynolds American, Inc., 7.250%, 6/15/2037	202,748

		1,024,270

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – 0.8%
$100,000	APL Ltd., 8.000%, 1/15/2024(c)	$68,500
2,542,593	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(e)	2,415,463
945,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	979,273

		3,463,236

	Treasuries – 18.5%
135,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	135,631
804,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	840,735
31,580,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	33,475,816
1,000,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	1,080,107
16,420,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	17,366,920
155,992	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	101,361
50,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	39,534
1,000,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	749,049
1,775,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	1,788,793
800,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	763,455
100,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	96,759
1,375,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,297,507
5,460,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	4,483,064
23,620,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	4,257,012
54,560,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	10,196,976

		76,672,719

	Wireless – 0.3%
510,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	501,075
70,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	70,088
35,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	35,088
234,000	Sprint Capital Corp., 6.875%, 11/15/2028	204,750
120,000	Sprint Capital Corp., 6.900%, 5/01/2019	118,500
366,000	Sprint Nextel Corp., 6.000%, 12/01/2016	353,647

		1,283,148

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 3.5%
$1,310,000	AT&T Corp., 6.500%, 3/15/2029	$1,366,815
2,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	1,783,558
2,165,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,182,097
500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	496,250
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,824,688
195,000	Qwest Corp., 7.500%, 6/15/2023	193,538
1,880,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	1,560,063
290,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	255,315
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,352,284
915,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,026,754
695,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	649,379

		14,690,741

	Total Non-Convertible Bonds (Identified Cost $322,754,297)	366,773,092

Convertible Bonds – 2.7%

	Automotive – 0.5%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	2,068,706

	REITs - Apartments – 0.0%
180,000	ERP Operating LP, 3.850%, 8/15/2026	189,000

	Technology – 2.2%
3,445,000	Intel Corp., 2.950%, 12/15/2035	3,432,082
4,700,000	Intel Corp., 3.250%, 8/01/2039	5,634,125

		9,066,207

	Total Convertible Bonds (Identified Cost $9,274,801)	11,323,913

Municipals – 0.7%

	Michigan – 0.2%
1,055,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	751,012

	Ohio – 0.1%
750,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	492,900

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued

	Virginia – 0.4%
$2,815,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	$1,760,051

	Total Municipals (Identified Cost $4,589,130)	3,003,963

	Total Bonds and Notes (Identified Cost $336,618,228)	381,100,968

Shares	Description	Value (†)

Preferred Stocks – 2.5%

Convertible Preferred Stocks – 1.6%

	Automotive – 0.8%
67,750	Ford Motor Co. Capital Trust II, 6.500%	3,513,515

	Capital Markets – 0.3%
33,050	Newell Financial Trust I, 5.250%	1,388,100

	Diversified Financial Services – 0.5%
940	Bank of America Corp., Series L, 7.250%	899,552
25,000	Sovereign Capital Trust IV, 4.375%	1,025,000

		1,924,552

	Total Convertible Preferred Stocks (Identified Cost $5,753,898)	6,826,167

Non-Convertible Preferred Stocks – 0.9%

	Banking – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	152,160

	Electric Utilities – 0.1%
263	Connecticut Light & Power Co., 2.200%	10,380
202	MDU Resources Group, Inc., 5.100%	20,314
3,160	Union Electric Co., 4.500%	246,480

		277,174

	Multi Utilities – 0.0%
100	San Diego Gas & Electric Co., 4.500%	1,690

	Software – 0.8%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,082,500

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $3,232,632)	3,513,524

	Total Preferred Stocks (Identified Cost $8,986,530)	10,339,691

Common Stocks – 0.1%

	Biotechnology – 0.1%
13,708	Vertex Pharmaceuticals, Inc.(e) (Identified Cost $302,522)	$480,191

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 4.3%
$17,675,873	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $17,675,873 on 1/03/2011 collateralized by $16,300,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $18,031,875 including accrued interest(g) (Identified Cost $17,675,873)	17,675,873

	Total Investments – 98.7% (Identified Cost $363,583,153)(a)	409,596,723
	Other assets less liabilities – 1.3%	5,392,751

	Net Assets – 100.0%	$414,989,474

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $365,517,815 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$48,489,739
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,410,831)

Net unrealized appreciation	$44,078,908

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $7,575,733 or 1.8% of net assets.
(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $57,682,835 or 13.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$381,100,968	$—	$381,100,968
Preferred Stocks
Convertible Preferred Stocks
Automotive	3,513,515	—	—	3,513,515
Capital Markets	—	1,388,100	—	1,388,100
Diversified Financial Services	899,552	1,025,000	—	1,924,552

Total Convertible Preferred Stocks	4,413,067	2,413,100	—	6,826,167

Non-Convertible Preferred Stocks
Banking	—	152,160	—	152,160
Electric Utilities	246,480	30,694	—	277,174
Multi Utilities	1,690	—	—	1,690
Software	—	3,082,500	—	3,082,500

Total Non-Convertible Preferred Stocks	248,170	3,265,354	—	3,513,524

Total Preferred Stocks	4,661,237	5,678,454	—	10,339,691

Common Stocks*	480,191	—	—	480,191
Short-Term Investments	—	17,675,873	—	17,675,873

Total	$5,141,428	$404,455,295	$—	$409,596,723

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	18.5%
Banking	7.8
Commercial Mortgage-Backed Securities	6.8
Airlines	5.1
Technology	4.7
Wirelines	3.5
Local Authorities	3.5
Non-Captive Diversified	3.5
Sovereigns	2.7
Supranational	2.4
Automotive	2.3
Electric	2.3
Non-Captive Consumer	2.2
Property & Casualty Insurance	2.1
ABS Other	2.1
Financial Other	2.1
Other Investments, less than 2% each	22.8
Short-Term Investments	4.3

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure at December 31, 2010 as a Percentage of Net Assets (Unaudited)

U.S.Dollar	68.3%
Canadian Dollar	12.9
New Zealand Dollar	4.8
Norwegian Krone	3.4
Australian Dollar	3.1
Other, less than 2% each	6.2

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 119.7% of Net Assets

	ABS Car Loan – 12.6%
$5,290,000	Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.910%, 11/17/2014	$5,256,135
2,900,000	AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A3, 1.270%, 4/08/2015	2,897,812
2,582,993	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.710%, 8/15/2018, 144A(b)	2,604,070
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A, 9.310%, 10/20/2013, 144A	3,065,352
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,460,960
401,290	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.290%, 5/15/2013(b)	399,064
800,000	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	825,902
1,500,000	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.740%, 4/15/2014	1,515,828
804,085	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	830,624
1,475,000	Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A	1,476,371
2,195,000	Chrysler Financial Lease Trust, Series 2010-A, Class C, 4.490%, 9/16/2013, 144A	2,196,167
1,135,000	Daimler Chrysler Auto Trust, Series 2008-B, Class A4A, 5.320%, 11/10/2014	1,178,917
4,790,000	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 2/15/2015	4,782,896
2,740,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	2,867,071
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,464,835
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,555,648
1,305,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	1,388,404
6,565,000	Navistar Financial Corp. Owner Trust, Series 2010-B, Class A2, 0.810%, 1/18/2013, 144A	6,562,614
5,755,000	Navistar Financial Dealer Note Master Trust, Series 2010-1, Class A, 1.911%, 1/26/2015, 144A(b)	5,767,344
9,590,000	Nissan Auto Lease Trust, Series 2010-B, Class A3, 1.120%, 12/15/2013	9,573,911
344,060	Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012	346,854
8,490,000	Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.410%, 1/15/2015, 144A(b)	8,585,866
9,940,000	Volkswagen Auto Lease Trust, Series 2010-A, Class A3, 0.990%, 11/20/2013	9,919,085

		82,521,730

	ABS Credit Card – 8.6%
1,895,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.480%, 3/15/2017(b)	1,874,711
2,670,000	Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.300%, 7/15/2020(b)	2,569,508

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Credit Card – continued
$2,300,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.510%, 4/15/2019(b)	$2,210,375
1,750,000	Chase Issuance Trust, Series 2007-C1, Class C1, 0.720%, 4/15/2019(b)	1,632,242
1,150,000	Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.731%, 3/24/2017(b)	1,079,357
4,215,000	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019	4,793,451
11,410,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 3.010%, 8/15/2018, 144A(b)	11,946,297
3,305,000	Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020	3,749,669
1,335,000	GE Capital Credit Card Master Note Trust, Series 2007-2, Class B, 0.440%, 3/15/2015(b)	1,322,638
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	3,024,950
4,975,000	GE Credit Capital Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,274,405
2,070,000	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.520%, 8/16/2021(b)	2,019,994
3,130,000	MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2, 1.160%, 11/15/2016(b)	3,029,936
1,520,000	World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 0.390%, 2/15/2017, 144A(b)	1,484,600
9,695,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	9,944,968

		55,957,101

	ABS Home Equity – 0.5%
659,558	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	622,707
415,817	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.371%, 6/25/2021(b)	371,340
1,620,447	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	825,780
2,253,434	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.411%, 7/25/2036(b)	1,700,421

		3,520,248

	ABS Other – 2.4%
1,429,852	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	1,465,970
1,288,312	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	1,327,183
4,183,407	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	4,193,865
1,671,381	Sierra Receivables Funding Co., Series 2007-1A, Class A2, 0.411%, 3/20/2019, 144A(b)	1,571,264
70,263	Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.790%, 12/22/2025, 144A	71,254
599,596	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	617,298
1,393,287	Sierra Receivables Funding Co., Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	1,407,205
2,520,314	Sierra Receivables Funding Co., Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	2,523,728

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$2,635,422	Sierra Receivables Funding Co., Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	$2,615,912

		15,793,679

	ABS Student Loan – 2.4%
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.272%, 7/25/2025	15,451,064

	Collateralized Mortgage Obligations – 11.8%
1,068,095	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	694,359
728,455	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.695%, 7/25/2021(b)	546,725
508,698	Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 3.078%, 4/20/2035(b)	185,422
2,797,000	Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(d)	3,009,075
8,856,976	Federal National Mortgage Association, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	1,001,302
9,926,914	Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(d)	10,237,859
4,323,392	First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.104%, 6/25/2036(b)	2,378,713
760,221	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.595%, 7/25/2035(b)	691,590
3,670,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	3,568,258
6,454,106	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.716%, 10/07/2020(b)	6,446,038
38,460,000	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.821%, 12/08/2020(b)	38,411,925
448,067	Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	363,198
1,814,541	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,660,198
98,967	Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	90,645
8,936,868	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 6.295%, 11/25/2036(b)	7,077,687
554,312	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.857%, 10/25/2035(b)	502,412

		76,865,406

	Commercial Mortgage-Backed Securities – 29.8%
12,584	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	12,578
189,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.195%, 9/10/2047(b)	202,997
350,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.740%, 5/10/2045(b)	383,167
449,112	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	455,130
6,017,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	6,293,298
378,003	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	382,934

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$78,880	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035	$79,164
105,099	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042	106,281
2,725,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,798,007
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	1,280,357
7,500,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	8,010,440
8,870,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	9,193,932
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.764%, 6/10/2046(b)	273,343
4,860,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.826%, 6/15/2038(b)	5,253,938
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,354,307
5,688,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.720%, 6/15/2039(b)	5,835,160
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.804%, 9/15/2039(b)	5,144,443
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	11,461,184
1,508,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.211%, 2/15/2041(b)	1,558,662
6,600,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.221%, 11/05/2027, 144A	6,488,890
10,510,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	11,105,387
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,213,543
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	134,265
743,339	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039	742,826
1,815,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	1,914,009
441,683	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	443,995
6,730,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	7,228,942
7,500,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	7,955,474
12,500,000	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.808%, 8/10/2045(b)	13,067,647
7,500,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	8,040,647
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,353,376
7,585,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	7,888,880
275,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	279,624

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$2,440,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039	$2,622,012
7,500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	7,929,445
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.434%, 2/12/2039(b)	1,079,515
250,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.906%, 6/12/2046(b)	273,575
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046	1,054,072
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,799,512
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	7,672,333
1,330,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	1,408,295
555,000	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.737%, 8/12/2041(b)	591,595
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	9,462,279
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.879%, 6/11/2049(b)	7,903,416
23,878	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	24,115
7,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	8,144,000

		194,900,991

	Hybrid ARMs – 1.6%
239,387	FHLMC, 2.602%, 1/01/2035(b)(d)	249,426
3,387,380	FHLMC, 5.898%, 2/01/2037(b)(d)	3,587,623
2,739,192	FHLMC, 5.983%, 11/01/2036(b)(d)	2,924,223
1,650,116	FNMA, 5.703%, 9/01/2036(b)(d)	1,734,990
2,059,152	FNMA, 5.983%, 2/01/2037(b)(d)	2,192,127

		10,688,389

	Mortgage Related – 50.0%
22,496,352	FHLMC, 5.000%, with various maturities from 2022 to 2040(d)(f)	23,727,693
31,487,797	FHLMC, 5.500%, with various maturities from 2035 to 2040(d)(f)	33,591,387
14,943,666	FHLMC, 6.000%, with various maturities from 2036 to 2037(d)(f)	16,258,541
81,172	FHLMC, 6.500%, 1/01/2038(d)	90,079
12,450,000	FHLMC (TBA), 4.500%, 5/01/2020(g)	13,004,411
33,000,000	FHLMC (TBA), 5.000%, 8/01/2036(g)	34,608,750
20,000,000	FHLMC (TBA), 6.000%, 9/01/2035(g)	21,662,500

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$456,441	FNMA, 4.500%, 10/01/2035(d)	$471,089
1,900,109	FNMA, 5.000%, 4/01/2040(d)	1,998,964
11,427,875	FNMA, 5.500%, with various maturities from 2034 to 2036(d)(f)	12,315,598
7,668,031	FNMA, 6.000%, with various maturities from 2034 to 2037(d)(f)	8,408,803
8,967,157	FNMA, 6.500%, with various maturities from 2036 to 2038(d)(f)	9,979,136
20,097	FNMA, 7.000%, 12/01/2037(d)	22,758
26,700,000	FNMA (TBA), 5.000%, 3/01/2036(g)	28,068,375
1,295,000	FNMA (TBA), 6.000%, 8/01/2035(g)	1,407,503
79,418,656	GNMA, 4.500%, with various maturities from 2039 to 2040(d)(f)	82,561,778
1,246,214	GNMA, 5.500%, with various maturities from 2033 to 2036(d)(f)	1,349,958
75,551	GNMA, 6.000%, 6/15/2036(d)	83,298
344,142	GNMA, 6.500%, 9/15/2036(d)	388,888
34,000,000	GNMA (TBA), 5.500%, 3/01/2036(g)	36,741,250

		326,740,759

	Total Bonds and Notes (Identified Cost $757,700,925)	782,439,367

Short-Term Investments – 0.4%

2,152,055	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $2,152,055 on 1/03/2011 collateralized by $2,210,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $2,198,950 including accrued interest(h) (Identified Cost $2,152,055)	2,152,055

	Total Investments – 120.1% (Identified Cost $759,852,980)(a)	784,591,422
	Other assets less liabilities – (20.1)%	(131,062,148)

	Net Assets – 100.0%	$653,529,274

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At December 31, 2010, the net unrealized appreciation on investments based on a cost of $759,852,980 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$31,150,409
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,411,967)

Net unrealized appreciation	$24,738,442

At September 30, 2010, the Fund had a capital loss carryforward of $1,367,506 which expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $239,014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of this security amounted to $4,193,865 or 0.6% of net assets.
(d)	All or a portion of this security has been segregated to cover requirements on TBA obligations.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated with the custodian and/or broker in an amount at least equal to the amount of the Fund’s commitment.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $81,709,368 or 12.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$—	$2,694,468	$825,780	$3,520,248
ABS Other	—	11,599,814	4,193,865	15,793,679
All Other Bonds and Notes*	—	763,125,440	—	763,125,440

Total Bonds and Notes	—	777,419,722	5,019,645	782,439,367

Short-Term Investments	—	2,152,055	—	2,152,055

Total	$—	$779,571,777	$5,019,645	$784,591,422

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
ABS Home Equity	$345,569	$—	$2	$716,130	$(235,921)	$—	$—	$825,780
ABS Other	4,588,503	—	—	10,458	(405,096)	—	—	4,193,865

Total	$4,934,072	$—	$2	$726,588	$(641,017)	$—	$—	$5,019,645

Industry Summary at December 31, 2010 (Unaudited)

Mortgage Related	50.0%
Commercial Mortgage-Backed Securities	29.8
ABS Car Loan	12.6
Collateralized Mortgage Obligations	11.8
ABS Credit Card	8.6
ABS Other	2.4
ABS Student Loan	2.4
Other Investments, less than 2% each	2.1
Short-Term Investments	0.4

Total Investments	120.1
Other assets less liabilities	(20.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 96.0% of Net Assets

	Air Freight & Logistics – 1.0%
187,245	Atlas Air Worldwide Holdings, Inc.(b)	$10,453,888

	Auto Components – 1.4%
424,924	Dana Holding Corp.(b)	7,312,942
172,744	Tenneco, Inc.(b)	7,110,143

		14,423,085

	Building Products – 0.8%
102,030	Armstrong World Industries, Inc.	4,387,290
348,440	Griffon Corp.(b)	4,439,126

		8,826,416

	Capital Markets – 2.7%
555,653	Ares Capital Corp.	9,157,161
698,225	Fifth Street Finance Corp.	8,476,452
161,713	JMP Group, Inc.	1,233,870
162,890	Stifel Financial Corp.(b)	10,105,696

		28,973,179

	Chemicals – 5.0%
270,934	Calgon Carbon Corp.(b)	4,096,522
473,609	Chemtura Corp.(b)	7,568,272
541,390	Ferro Corp.(b)	7,925,950
252,991	Koppers Holdings, Inc.	9,052,018
80,553	Minerals Technologies, Inc.	5,268,972
244,931	Olin Corp.	5,025,984
263,186	WR Grace & Co.(b)	9,245,724
233,915	Zep, Inc.	4,650,230

		52,833,672

	Commercial Banks – 7.7%
618,248	Cathay General Bancorp	10,324,742
83,912	City National Corp.	5,148,840
495,700	CVB Financial Corp.	4,297,719
424,006	First Financial Bancorp	7,835,631
838,811	First Horizon National Corp.(b)	9,881,191
417,314	First Midwest Bancorp, Inc.	4,807,457
123,885	IBERIABANK Corp.	7,325,320
2,273,275	Popular, Inc.(b)	7,138,084
183,036	Prosperity Bancshares, Inc.	7,189,654
180,927	Signature Bank(b)	9,046,350
244,462	Wintrust Financial Corp.	8,074,580

		81,069,568

	Commercial Services & Supplies – 4.0%
149,883	KAR Auction Services, Inc.(b)	2,068,385
221,440	McGrath Rentcorp	5,806,157
764,512	Rollins, Inc.	15,099,112
444,373	Standard Parking Corp.(b)	8,394,206
113,083	Team, Inc.(b)	2,736,609

Shares	Description	Value (†)

Common Stocks – continued

	Commercial Services & Supplies – continued
287,595	Waste Connections, Inc.	$7,917,490

		42,021,959

	Communications Equipment – 1.4%
197,279	ADTRAN, Inc.	7,143,473
768,284	Brocade Communications Systems, Inc.(b)	4,064,222
100,471	NETGEAR, Inc.(b)	3,383,863

		14,591,558

	Construction & Engineering – 0.6%
318,277	MYR Group, Inc.(b)	6,683,817

	Consumer Finance – 1.5%
150,355	Cash America International, Inc.	5,552,610
363,696	Dollar Financial Corp.(b)	10,412,617

		15,965,227

	Containers & Packaging – 0.6%
286,190	Temple-Inland, Inc.	6,078,676

	Distributors – 0.4%
109,064	Core-Mark Holding Co., Inc.(b)	3,881,588

	Diversified Financial Services – 1.3%
322,962	MarketAxess Holdings, Inc.	6,720,839
311,941	PHH Corp.(b)	7,221,434

		13,942,273

	Electric Utilities – 2.0%
178,898	ALLETE, Inc.	6,665,740
131,699	ITC Holdings Corp.	8,162,704
224,693	UIL Holdings Corp.	6,731,802

		21,560,246

	Electrical Equipment – 2.7%
159,188	AZZ, Inc.	6,369,112
101,836	Encore Wire Corp.	2,554,047
74,506	GrafTech International Ltd.(b)	1,478,199
205,038	II-VI, Inc.(b)	9,505,562
72,746	LaBarge, Inc.(b)	1,142,839
152,523	Thomas & Betts Corp.(b)	7,366,861

		28,416,620

	Electronic Equipment, Instruments & Components – 4.2%
227,407	Cognex Corp.	6,690,314
131,288	Littelfuse, Inc.	6,178,413
537,821	Methode Electronics, Inc.	6,975,538
152,792	Rofin-Sinar Technologies, Inc.(b)	5,414,948
122,746	Rogers Corp.(b)	4,695,035
278,194	ScanSource, Inc.(b)	8,874,389
407,515	TTM Technologies, Inc.(b)	6,076,049

		44,904,686

	Energy Equipment & Services – 2.2%
191,015	Dresser-Rand Group, Inc.(b)	8,135,329

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – continued
78,328	Lufkin Industries, Inc.	$4,886,884
133,752	Oceaneering International, Inc.(b)	9,848,159

		22,870,372

	Food & Staples Retailing – 1.1%
94,879	BJ’s Wholesale Club, Inc.(b)	4,544,704
410,633	Spartan Stores, Inc.	6,960,229

		11,504,933

	Food Products – 3.5%
167,748	Corn Products International, Inc.	7,716,408
634,943	Darling International, Inc.(b)	8,432,043
186,239	Fresh Del Monte Produce, Inc.	4,646,663
168,066	J & J Snack Foods Corp.	8,107,504
766,551	Pilgrim’s Pride Corp.(b)	5,434,846
124,041	Snyders-Lance, Inc.	2,907,521

		37,244,985

	Gas Utilities – 1.3%
432,671	UGI Corp.	13,663,750

	Health Care Equipment & Supplies – 1.7%
80,163	Alere, Inc.(b)	2,933,966
68,561	Haemonetics Corp.(b)	4,331,684
112,062	Teleflex, Inc.	6,030,056
124,562	West Pharmaceutical Services, Inc.	5,131,954

		18,427,660

	Health Care Providers & Services – 1.4%
103,792	MEDNAX, Inc.(b)	6,984,164
274,348	WellCare Health Plans, Inc.(b)	8,290,796

		15,274,960

	Hotels, Restaurants & Leisure – 1.7%
149,999	Bob Evans Farms, Inc.	4,943,967
205,689	California Pizza Kitchen, Inc.(b)	3,554,306
248,627	Isle of Capri Casinos, Inc.(b)	2,540,968
222,622	Wyndham Worldwide Corp.	6,669,755

		17,708,996

	Household Durables – 1.1%
197,326	Jarden Corp.	6,091,453
223,905	Leggett & Platt, Inc.	5,096,078

		11,187,531

	Industrial Conglomerates – 0.7%
162,146	Raven Industries, Inc.	7,732,743

	Insurance – 4.5%
218,449	Aspen Insurance Holdings Ltd.	6,252,010
392,008	Employers Holdings, Inc.	6,852,300
104,597	Hanover Insurance Group, Inc. (The)	4,886,772
299,373	HCC Insurance Holdings, Inc.	8,663,855
496,165	Old Republic International Corp.	6,762,729
123,616	ProAssurance Corp.(b)	7,491,129

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – continued
114,083	Reinsurance Group of America, Inc.	$6,127,398

		47,036,193

	Internet & Catalog Retail – 0.4%
127,655	HSN, Inc.(b)	3,911,349

	Internet Software & Services – 0.5%
193,225	IAC/InterActiveCorp(b)	5,545,557

	IT Services – 1.4%
59,811	Alliance Data Systems Corp.(b)	4,248,375
234,247	Wright Express Corp.(b)	10,775,362

		15,023,737

	Life Sciences Tools & Services – 0.7%
22,424	Mettler-Toledo International, Inc.(b)	3,390,733
157,729	Pharmaceutical Product Development, Inc.	4,280,765

		7,671,498

	Machinery – 5.9%
334,348	Actuant Corp., Class A	8,900,344
439,916	Albany International Corp., Class A	10,421,610
402,453	Altra Holdings, Inc.(b)	7,992,717
128,283	ArvinMeritor, Inc.(b)	2,632,367
296,505	Commercial Vehicle Group, Inc.(b)	4,818,206
320,402	John Bean Technologies Corp.	6,449,692
42,038	Middleby Corp. (The)(b)	3,548,848
146,570	RBC Bearings, Inc.(b)	5,727,956
645,628	Wabash National Corp.(b)	7,650,692
88,407	Wabtec Corp.	4,675,846

		62,818,278

	Marine – 0.5%
113,347	Kirby Corp.(b)	4,992,935

	Media – 3.5%
163,892	Arbitron, Inc.	6,804,796
168,118	Harte-Hanks, Inc.	2,146,867
211,322	John Wiley & Sons, Inc., Class A	9,560,207
176,394	Liberty Media-Starz, Series A(b)	11,726,673
243,733	Madison Square Garden, Inc., Class A(b)	6,283,437

		36,521,980

	Metals & Mining – 2.0%
139,270	Haynes International, Inc.	5,825,664
560,885	Horsehead Holding Corp.(b)	7,313,941
166,083	Reliance Steel & Aluminum Co.	8,486,841

		21,626,446

	Multiline Retail – 0.6%
486,031	Fred’s, Inc. Class A	6,687,787

	Oil, Gas & Consumable Fuels – 3.2%
208,851	Berry Petroleum Co., Class A	9,126,789
218,933	Cloud Peak Energy, Inc.(b)	5,085,814

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
140,906	Comstock Resources, Inc.(b)	$3,460,651
411,944	Energy Partners Ltd.(b)	6,121,488
105,638	Petroleum Development Corp.(b)	4,458,980
140,096	Rosetta Resources, Inc.(b)	5,273,213

		33,526,935

	Paper & Forest Products – 0.5%
89,855	Deltic Timber Corp.	5,062,431

	Pharmaceuticals – 0.3%
250,504	Obagi Medical Products, Inc.(b)	2,893,321

	REITs – 0.7%
235,691	Potlatch Corp.	7,671,742

	REITs - Apartments – 2.5%
332,085	American Campus Communities, Inc.	10,547,020
133,984	Mid-America Apartment Communities, Inc.	8,506,644
309,208	UDR, Inc.	7,272,572

		26,326,236

	REITs - Diversified – 0.7%
364,429	DuPont Fabros Technology, Inc.	7,751,405

	REITs - Healthcare – 0.8%
382,192	Omega Healthcare Investors, Inc.	8,576,388

	REITs - Hotels – 0.7%
1,093,626	Hersha Hospitality Trust	7,217,932

	REITs - Office Property – 0.8%
463,665	BioMed Realty Trust, Inc.	8,647,352

	REITs – Single Tenant – 0.7%
268,632	National Retail Properties, Inc.	7,118,748

	REITs - Storage – 1.1%
132,469	Sovran Self Storage, Inc.	4,876,184
707,732	U-Store-It Trust	6,744,686

		11,620,870

	Road & Rail – 1.6%
123,490	Genesee & Wyoming, Inc., Class A(b)	6,538,796
182,599	Old Dominion Freight Line, Inc.(b)	5,841,342
329,319	Vitran Corp., Inc.(b)	4,320,665

		16,700,803

	Semiconductors & Semiconductor Equipment – 3.8%
235,155	Atheros Communications, Inc.(b)	8,446,768
251,428	Cohu, Inc.	4,168,676
261,876	Diodes, Inc.(b)	7,068,033
811,827	PMC-Sierra, Inc.(b)	6,973,594
665,150	Teradyne, Inc.(b)	9,338,706
380,746	TriQuint Semiconductor, Inc.(b)	4,450,921

		40,446,698

Shares	Description	Value (†)

Common Stocks – continued

	Software – 1.0%
187,010	Progress Software Corp.(b)	$7,914,263
115,527	Radiant Systems, Inc.(b)	2,260,864

		10,175,127

	Specialty Retail – 2.4%
169,583	Genesco, Inc.(b)	6,357,667
763,014	Hot Topic, Inc.	4,784,098
338,287	PEP Boys-Manny Moe & Jack	4,543,194
115,438	RadioShack Corp.	2,134,449
509,644	Sally Beauty Holdings, Inc.(b)	7,405,127

		25,224,535

	Textiles, Apparel & Luxury Goods – 1.0%
222,164	Kenneth Cole Productions, Inc., Class A(b)	2,774,828
418,305	Movado Group, Inc.(b)	6,751,443
41,046	Vera Bradley, Inc.(b)	1,354,518

		10,880,789

	Thrifts & Mortgage Finance – 1.4%
363,725	Capitol Federal Financial, Inc.	4,331,965
358,162	First Niagara Financial Group, Inc.	5,007,105
516,533	MGIC Investment Corp.(b)	5,263,471

		14,602,541

	Trading Companies & Distributors – 0.3%
288,240	H&E Equipment Services, Inc.(b)	3,334,937

	Water Utilities – 0.5%
272,189	Middlesex Water Co.	4,994,668

	Total Common Stocks (Identified Cost $778,301,944)	1,014,851,606

Principal Amount

Short-Term Investments – 4.0%
$41,715,531	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $41,715,531 on 1/03/2011 collateralized by $42,765,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $42,551,175 including accrued interest(c) (Identified Cost $41,715,531)	41,715,531

	Total Investments – 100.0% (Identified Cost $820,017,475)(a)	1,056,567,137
	Other assets less liabilities – 0.0%	191,513

	Net Assets – 100.0%	$1,056,758,650

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $820,020,149 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$243,086,932
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,539,944)

Net unrealized appreciation	$236,546,988

At September 30, 2010, the Fund had a capital loss carryforward of $146,637,446 of which $88,137,321 expires on September 30, 2017 and $58,500,125 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,014,851,606	$—	$—	$1,014,851,606
Short-Term Investments	—	41,715,531	—	41,715,531

Total	$1,014,851,606	$41,715,531	$—	$1,056,567,137

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Commercial Banks	7.7%
Machinery	5.9
Chemicals	5.0
Insurance	4.5
Electronic Equipment, Instruments & Components	4.2
Commercial Services & Supplies	4.0
Semiconductors & Semiconductor Equipment	3.8
Food Products	3.5
Media	3.5
Oil, Gas & Consumable Fuels	3.2
Capital Markets	2.7
Electrical Equipment	2.7
REITs - Apartments	2.5
Specialty Retail	2.4
Energy Equipment & Services	2.2
Metals & Mining	2.0
Electric Utilities	2.0
Other Investments, less than 2% each	34.2
Short-Term Investments	4.0

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 23, 2011

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2011